As filed with the Securities and Exchange Commission on or about June 26, 1998

                                        Securities Act Registration No. 33-70764
                                Investment Company Act Registration No. 811-8100

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington D.C.  20549

                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     [   ]
     Pre-Effective Amendment No.                            [   ]
     Post-Effective Amendment No.    21                     [ X ]
                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [   ]
     Amendment No.    22                                            [ X ]

                        (Check appropriate box or boxes)

                           STRONG EQUITY FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)

          100 Heritage Reserve
    Menomonee Falls, Wisconsin                                        53051
(Address of Principal Executive Offices)                          (Zip Code)

      Registrant's Telephone Number, including Area Code:  (414) 359-3400

                                Thomas P. Lemke
                        Strong Capital Management, Inc.
                              100 Heritage Reserve
                       Menomonee Falls, Wisconsin  53051
                    (Name and Address of Agent for Service)



     It is proposed that this filing will become effective (check appropriate box).

          [   ] immediately upon filing pursuant to paragraph (b) of Rule 485
           [X]  on July 1, 1998 pursuant to paragraph (b) of Rule 485
          [   ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
          [   ] on (date) pursuant to paragraph (a)(1) of Rule 485
          [   ] 75 days after filing pursuant to paragraph (a)(2) of Rule 485
          [   ] on (date) pursuant to paragraph (a)(2) of Rule 485

     If appropriate, check the following box:

          [   ]     this post-effective amendment designates a new effective
date for a previously filed post-effective amendment.

     Master Investment Portfolio has also executed this Registration Statement with respect to Strong Index 500 Fund, a series Fund of Registrant.

                           STRONG EQUITY FUNDS, INC.
                             CROSS-REFERENCE SHEET

This Post-Effective Amendment to the Registration Statement of Strong Equity Funds, Inc., which is currently comprised of eight funds, relates only to Strong Index 500 Fund. This Post-Effective Amendment does not relate to, amend, supersede, or otherwise affect any of the separate Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 16, 19, & 20.

                             Strong Index 500 Fund

     (Pursuant to Rule 481 showing the location in the Prospectus and the Statement of Additional Information of the responses to the Items of Parts A and B of Form N-1A.)

                                                                               Caption or Subheading in Prospectus or
                        ITEM NO. ON FORM N-1A                                  STATEMENT OF ADDITIONAL INFORMATION
----------------------------------------------------------------------
                         PART A - Information Required in Prospectus

1.     Cover Page                                                       Cover Page

2.     Synopsis                                                         Expenses

3.     Condensed Financial Information                                  Financial Highlights

4.     General Description of Registrant                                Investment Objective and Policies; Implementation of
                                                                        Policies and Risks; Master/Feeder Structure; About
                                                                        the Fund - Organization; Appendix - Additional
                                                                        Investment Policies

5.     Management of the Fund                                           About the Fund - Management

5A.  Management's Discussion of Fund Performance                        *

6.     Capital Stock and Other Securities                               About the Fund - Organization, - Distributions
                                                                        and Taxes; Shareholder Manual - Shareholder
                                                                        Services

7.     Purchase of Securities Being Offered                             Shareholder Manual - How to Buy Shares,
                                                                        - Determining Your Share Price, - Shareholder
                                                                        Services

8.     Redemption or Repurchase                                         Shareholder Manual - How to Sell Shares,
                                                                        - Determining Your Share Price, - Shareholder
                                                                        Services

9.     Pending Legal Proceedings                                        Inapplicable

PART B - Information Required in Statement of Additional Information

10.     Cover Page                                                      Cover page

11.     Table of Contents                                               Table of  Contents


                                                                     Caption or Subheading in Prospectus or
                  ITEM NO. ON FORM N-1A                              STATEMENT OF ADDITIONAL INFORMATION
-----------------------------------------------------------
12.     General Information and History                      **

13.     Investment Objectives and Policies                   Investment Restrictions; Investment Policies and
                                                             Techniques

14.     Management of the Fund                               Directors and Officers

15.     Control Persons and Principal Holders of Securities  Principal Shareholders; Directors and Officers

16.     Investment Advisory and Other Services               Investment Advisor; Administrator and Placing
                                                             Agent of the Master Portfolio; Distributor of the
                                                             Fund; About the Fund - Management (in Prospectus);
                                                             Custodian; Transfer Agent and Dividend-Disbursing
                                                             Agent; Shareholder Servicing Agent; Independent
                                                             Accountants; Legal Counsel

17.     Brokerage Allocation and Other Practices             Portfolio Transactions and Brokerage

18.     Capital Stock and Other Securities                   Included in Prospectus under the heading About the
                                                             Fund - Organization and in the Statement of
                                                             Additional Information under the heading Fund
                                                             Organization and Master Portfolio Organization

19.     Purchase, Redemption and Pricing of Securities       Included in Prospectus under the headings:
Being Offered                                                Shareholder Manual - How to Buy Shares,
                                                             - Determining Your Share Price, - How to Sell
                                                             Shares, - Shareholder Services; and in the Statement
                                                             of Additional Information under the headings:
                                                             Additional Shareholder Information; Determination
                                                             of Net Asset Value

20.     Tax Status                                           Included in Prospectus under the heading About the
                                                             Fund - Distributions and Taxes; and in the Statement
                                                             of Additional Information under the heading Taxes

21.     Underwriters                                         Fund Distributor; Administrator and Placing Agent
                                                             of the Master Portfolio

22.     Calculation of Performance Data                      Performance Information

23.     Financial Statements                                 Financial Statements


*     Complete answer to Item is contained in the Fund's Annual Report.
**     Complete answer to Item is contained in the Fund's Prospectus.


                             STRONG INDEX 500 FUND
                                                                    STRONG FUNDS
                                                                   P.O. Box 2936
                                                      Milwaukee, Wisconsin 53201
                                                       TELEPHONE: (414) 359-1400
                                                       TOLL-FREE: (800) 368-3863
                                                DEVICE FOR THE HEARING-IMPAIRED:
                                                                  (800) 999-2780

                                                            www.strong-funds.com


The Strong Family of Funds ("Strong Funds") is a family of more than forty diversified and non-diversified mutual funds. All of the Strong Funds are no-load funds. There are no sales charges or 12b-1 fees. Strong Funds include growth funds, conservative equity funds, income funds, municipal income funds, international funds, and cash management funds. The Strong Index 500 Fund ("Fund") is described in this Prospectus. The Fund seeks to approximate as closely as practicable (before fees and expenses) the capitalization-weighted total rate of return of that portion of the U.S. market for publicly traded common stocks composed of the larger capitalized companies. THE FUND INVESTS ALL OF ITS ASSETS IN THE S&P 500 INDEX MASTER PORTFOLIO ("MASTER PORTFOLIO") OF MASTER INVESTMENT PORTFOLIO, AN OPEN-END, MANAGEMENT INVESTMENT COMPANY ("MIP"), RATHER THAN IN A PORTFOLIO OF SECURITIES. THE MASTER PORTFOLIO HAS SUBSTANTIALLY THE SAME INVESTMENT OBJECTIVE AS THE FUND. The Fund is a diversified series of Strong Equity Funds, Inc., an open-end, management investment company.


This Prospectus contains information you should consider before you invest. Please read it carefully and keep it for future reference. A Statement of Additional Information for the Fund, dated July 1, 1998 ("SAI"), which contains further information, is incorporated by reference into this Prospectus, and has been filed with the Securities and Exchange Commission ("SEC"). The SAI, which may be revised from time to time, is available without charge upon request to the above-noted address or telephone number. If you would like to electronically access additional information about the Fund after reading this Prospectus, you may do so by accessing the SEC's World Wide Web site (http://www.sec.gov) that contains the SAI regarding the Fund and other related materials.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



July 1, 1998

                               TABLE OF CONTENTS


EXPENSES                                 I-3
FINANCIAL HIGHLIGHTS                     I-4
INVESTMENT OBJECTIVE AND POLICIES        I-6
MASTER/FEEDER STRUCTURE                  I-8
ABOUT THE FUND                           I-10
SHAREHOLDER MANUAL                       II-1
APPENDIX                                 A-1



No person has been authorized to give any information or to make any representations other than those contained in this Prospectus and the SAI, and if given or made, such information or representations may not be relied upon as having been authorized by the Fund. This Prospectus does not constitute an offer to sell securities to any person in any state or jurisdiction in which such offering may not lawfully be made.


EXPENSES
The following information, which reflects expenses for the Fund at both the Fund and the Master Portfolio levels, is provided in order to help you understand the various costs and expenses that you, as an investor in the Fund, will bear directly or indirectly.
SHAREHOLDER TRANSACTION EXPENSES

Sales Load Imposed on Purchases                               NONE
Sales Load Imposed on Reinvested Dividends                    NONE
Deferred Sales Load                                           NONE
Redemption Fees (for shares held less than six months)       0.50%
Exchange Fees                                                 NONE



There are certain charges associated with retirement accounts (such as a $10 charge for closing an IRA account) and with certain other special shareholder services offered by the Fund. Additionally, purchases and redemptions may also be made through broker-dealers or other financial intermediaries who may charge fees for their services. (See "Shareholder Manual - How to Buy Shares" and "- How to Sell Shares.")


                         ANNUAL FUND OPERATING EXPENSES
                        (as a percentage of net assets)

                                 SHAREHOLDER                        TOTAL
                    MANAGEMENT    SERVICING      OTHER     12B-1  OPERATING
FUND                  FEES         FEES         EXPENSES   FEES   EXPENSES
Index 500 Fund       0.05%         0.25%        1.04%      NONE     0.45%*




* Total Operating Expenses reflect the waiver of fees and/or absorption of expenses as described below. Without such waivers and/or absorptions, the Total Operating Expenses would have been 1.34%.

From time to time, Strong Capital Management, Inc., the Fund's shareholder servicing agent and transfer and dividend-disbursing agent ("Strong") may voluntarily waive its fees and/or absorb certain expenses for the Fund.
STRONG HAS AGREED TO VOLUNTARILY WAIVE ITS FEES AND/OR ABSORB OTHER EXPENSES TO THE EXTENT NECESSARY TO MAINTAIN THE FUND'S TOTAL OPERATING EXPENSES AT NO MORE THAN 0.45% UNTIL JANUARY 1, 1999. For additional information concerning fees and expenses, see "About the Fund - Management."

     EXAMPLE. You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period:

FUND                  PERIOD (IN YEARS)
                   1       3       5      10
Index 500 Fund    $14     $42     $73    $161



The Example is based on the Fund's "Total Operating Expenses" before any waivers and absorptions, as described above. PLEASE REMEMBER THAT THE EXAMPLE SHOULD NOT BE CONSIDERED AS REPRESENTATIVE OF PAST OR FUTURE EXPENSES AND THAT ACTUAL EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN. The assumption in the Example of a 5% annual return is required by regulations of the SEC applicable to all mutual funds. The assumed 5% annual return is not a prediction of, and does not represent, the projected or actual performance of the Fund's shares. With regard to the combined fees and expenses of the Fund and the Master Portfolio, the Fund's Board of Directors has considered whether the various costs and benefits of investing all of the Fund's assets in the Master Portfolio rather than directly in a portfolio of securities would be more or less than if the Fund invested in portfolio securities directly. The Fund's Board of Directors believes that the aggregate per share expenses of the Fund and the Master Portfolio will be less than or approximately equal to the expenses the Fund would incur if it directly acquired and managed the type of securities held by the Master Portfolio. Other mutual funds may invest in the Master Portfolio. The expenses and, accordingly, the investment returns of such other mutual funds may differ from those of the Fund.

                              FINANCIAL HIGHLIGHTS


The following annual Financial Highlights for the Fund have been audited by KPMG Peat Marwick LLP, independent certified public accountants. The Fund's report for the fiscal year ended February 28, 1998 is included in its Annual Report that is attached to the SAI. The Financial Highlights for the Fund should be read in conjunction with the Financial Statements and related notes included in the Fund's Annual Report. Additional information about the Fund's performance is contained in the Fund's Annual Report, which may be obtained without charge by calling or writing Strong Funds. The following presents information relating to a share of common stock of the Fund outstanding for the entire period as indicated.

     SELECTED PER-SHARE DATA (a)
     ---------------------------

              Income From Investment Operations      Less Distributions           Ratios and Supplemental Data
              ---------------------------------      ------------------          ------------------------------

                   Net Asset                Net Realized
                    Value,        Net      and Unrealized   Total from    From Net     From Net
                   Beginning   Investment     Gains on      Investment   Investment    Realized        Total
   Year Ended      of Period     Income      Investments    Operations     Income        Gains     Distributions

Feb. 28, 1998(b)  $10.00      $0.11        $3.15           $3.26        ($0.09)      ($0.01)       ($0.10)

                                                                                  Ratio of      Ratio of Net
                                                 Net Assets,       Ratio of      Expenses to     Investment
                    Net Asset                   End of Period    Expenses to     Average Net      Income to
                  Value, End of                (In Thousands)    Average Net   Assets Without    Average Net
   Year Ended         Period     Total Return                       Assets         Waivers         Assets

Feb. 28, 1998(b)  $13.16         +32.7%        $32,096          0.44%*         1.53%*          1.43%*

     *     Calculated on an annualized basis.
     (a) Information presented relates to a share of capital stock of the Fund outstanding for the entire period.
     (b) For the period from May 1, 1997 (inception) to February 28, 1998. Total return is not annualized.

The Portfolio turnover rate for the Master Portfolio was 6% for the fiscal year ended February 28, 1998.

                       INVESTMENT OBJECTIVE AND POLICIES

The Fund has adopted certain fundamental investment restrictions that are set forth in the SAI. Those restrictions, the Fund's investment objective, and any other investment policies identified as "fundamental" cannot be changed without shareholder approval. To further guide investment activities, the Fund has also instituted a number of non-fundamental operating policies, which are described in this Prospectus and in the SAI. Although operating policies may be changed by the Fund's Board of Directors without shareholder approval, the Fund will promptly notify shareholders of any material change in operating policies.

STRONG INDEX 500 FUND

The Fund seeks to approximate as closely as practicable (before fees and expenses) the capitalization-weighted total rate of return of that portion of the U.S. market for publicly-traded common stocks composed of the larger-capitalized companies. This investment objective is fundamental and cannot be changed without the vote of a majority of the Fund's outstanding voting shares. There can be no assurance that the Fund will achieve its investment objective; the success of the Fund depends to a great extent upon changes in market conditions.


The Fund seeks to achieve its investment objective by investing all of its assets in the Master Portfolio of MIP. The Master Portfolio has substantially the same investment objective as the Fund. The Master Portfolio seeks to achieve its objective by investing substantially all of its assets in the same stocks and in substantially the same percentages as the Standard & Poor's 500 Composite Stock Price Index* (the "S&P 500 Index"). The weightings of stocks in the S&P 500 Index are based on each stock's relative total market capitalization; that is, its market price per share times the number of shares outstanding.


The Master Portfolio has represented that no attempt is made to manage its portfolio using economic, financial, and market analysis. The Master Portfolio is managed by determining which securities are to be purchased or sold to replicate, to the extent feasible, the investment characteristics of the S&P 500 Index. Under normal market conditions, at least 90% of the value of the Master Portfolio's total assets is invested in securities comprising the S&P 500 Index. The Master Portfolio has also represented that it attempts to achieve, in both rising and falling markets, a correlation of at least 95% between the total return of its net assets, before expenses, and the total return of the S&P 500 Index. Notwithstanding the factors described below, perfect (100%) correlation would be achieved if the total return of the Master Portfolio's net assets increased or decreased exactly as the total return of the S&P 500 Index increased or decreased.


The Master Portfolio's ability to match its investment performance to the investment performance of the S&P 500 Index may be affected by, among other things, the Fund's and the Master Portfolio's expenses, the amount of cash and cash equivalents held by the Master Portfolio's investment portfolio, the manner in which the total return of the S&P 500 Index is calculated and the timing, frequency and size of shareholder purchases and redemptions of both the Fund and the Master Portfolio. The Master Portfolio uses cash flows from shareholder purchase and redemption activity to maintain, to the extent feasible, the similarity of its portfolio to the securities comprising the S&P 500 Index. Barclays Global Fund Advisors, the Master Portfolio's investment adviser ("BGFA"), regularly monitors the Master Portfolio's correlation to the S&P 500 Index and adjusts the portfolio of the Master Portfolio to the extent necessary to achieve a correlation of at least 95% with the S&P 500 Index. The Fund's performance will correspond directly to the experience of the Master Portfolio.


* S&P does not sponsor the Fund or the Master Portfolio, nor is it affiliated in any way with Barclays Global Fund Advisors, the Master Portfolio's investment advisor, the Master Portfolio, or the Fund. "Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," and "Standard & Poor's 500(R)" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Fund. The Fund and the Master Portfolio are not sponsored, endorsed, sold, or promoted by S&P and S&P makes no representation regarding the advisability of investing in the Fund and the Master Portfolio. S&P's only relationship to the Master Portfolio and the Fund is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index. The S&P 500 Index is determined, composed and calculated by S&P without regard to the Fund or the Master Portfolio.




In seeking to replicate the performance of the S&P 500 Index, the Master Portfolio also may engage in futures and options transactions and other derivative securities transactions, and may lend its portfolio securities, each of which involves risk. Generally, the Master Portfolio attempts to be fully invested at all times in securities comprising the S&P 500 Index and in futures and options on stock index futures. The Master Portfolio may invest up to 10% of its total assets in high-quality money market instruments to provide liquidity. See "Appendix - Additional Investment Policies."


INVESTMENT PRACTICES OF THE FUND AND RELATED RISKS


GENERAL. The Fund's net asset value per share should be expected to fluctuate. Investors should invest only if they are willing to undertake the risks involved. For additional information on the risks involved in investing in the Fund, see "Appendix - Additional Investment Policies."


EQUITY SECURITIES. The stock investments of the Master Portfolio are subject to equity market risk. Equity market risk is the possibility that common stock prices will fluctuate or decline over short or even extended periods. The U.S. stock market tends to be cyclical, with periods when stock prices generally rise and periods when prices generally decline. Throughout the first six months of 1998, the stock market, as measured by the S&P 500 Index and other commonly used indices, was trading at or close to record levels. There can be no guarantee that these performance levels will continue. Changes in the value of the Master Portfolio's investments will result in changes in the value of its shares and thus the Fund's total return to investors.


USE OF DERIVATIVES. The Master Portfolio may invest, to a limited extent, in derivatives. These are financial instruments which derive their performance, at least in part, from the performance of an underlying asset or index. The derivatives the Master Portfolio may use include stock index futures. While derivatives can be used effectively in furtherance of the Master Portfolio's investment objective, under certain market conditions, they can increase the volatility of the Master Portfolio's net asset value and can decrease the accurate pricing of the Master Portfolio's portfolio. See "Appendix - Additional Investment Policies" and "Additional Investment Policies" in the Statement of Additional Information.


FOREIGN SECURITIES. Since the stocks of some foreign issuers are included in the S&P 500 Index, the Master Portfolio's portfolio may contain securities of such foreign issuers, as well as American Depositary Receipts and similar instruments, which may subject the Master Portfolio to additional investment risks with respect to those securities that are different in some respects from those incurred by a fund which invests only in securities of domestic issuers. Such risks include possible adverse political and economic developments, seizure or nationalization of foreign deposits or adoption of governmental restrictions which might adversely affect the value of the securities of a foreign issuer to investors located outside the country of the issuer, whether from currency blockage or otherwise.


OTHER INVESTMENT CONSIDERATIONS. Asset allocation and modeling strategies are employed by BGFA for other investment companies and accounts advised or sub-advised by BGFA. If these strategies indicate particular securities should be purchased or sold at the same time by the Master Portfolio and one or more of these investment companies or accounts, available investments or opportunities for sales will be allocated equitably to each by BGFA. In some cases, these procedures may adversely affect the size of the position obtained for or disposed of by the Master Portfolio or the price paid or received by the Master Portfolio.

                            MASTER/FEEDER STRUCTURE

The Fund is a feeder fund in a master/feeder structure. Accordingly, the Fund invests all of its assets in the Master Portfolio which has substantially the same investment objective as the Fund. (See "About the Fund - Management.") In addition to selling its shares to the Fund, the Master Portfolio has and may continue to sell its shares to certain other mutual funds or other accredited investors. Information regarding additional options, if any, for investment in shares of the Master Portfolio is available from Stephens, Inc., the Master Portfolio's placement agent ("Stephens"), and may be obtained by calling 1-800-643-9691. The expenses and, correspondingly, the returns of other investment options in the Master Portfolio may differ from those of the Fund.

The Fund's Board of Directors believes that, as other investors invest their assets in the Master Portfolio, certain economic efficiencies may be realized with respect to the Master Portfolio. For example, fixed expenses that otherwise would have been borne solely by the Fund (and the other existing interestholders in the Master Portfolio) would be spread across a larger asset base as more funds invest in the Master Portfolio. The Fund is liable for its proportionate share of the obligations of the Master Portfolio. However, the risk of the Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance exists and the Master Portfolio itself is unable to meet its obligations. Accordingly, the Board believes that the Fund and its shareholders will not be adversely affected by reason of investing the Fund's assets in the Master Portfolio. However, if a mutual fund or other investor withdraws its investment from the Master Portfolio, the economic efficiencies (E.G., spreading fixed expenses across a larger asset base) that the Fund's Board believes should be available through investment in the Master Portfolio may not be fully achieved or maintained. In addition, given the relatively novel nature of the master/feeder structure, accounting and operational difficulties could occur.

The Master Portfolio's investment objective and other fundamental policies, which are substantially the same as those of the Fund, cannot be changed without approval by the holders of a majority (as defined in the Investment Company Act of 1940 ("1940 Act")) of the Master Portfolio's outstanding voting interests. Whenever the Fund, as a Master Portfolio interestholder, is requested to vote on matters pertaining to any fundamental policy of the Master Portfolio, the Fund will hold a meeting of its shareholders to consider such matters and the Fund will cast its votes in proportion to the votes received from the Fund's shareholders. The Fund will vote the Master Portfolio shares for which it receives no voting instructions in the same proportion as the votes received from Fund shareholders. In addition, certain policies of the Master Portfolio which are non-fundamental can be changed by vote of a majority of its Board of Trustees without a vote of interestholders. If the Master Portfolio's investment objective or policies are changed, the Fund could subsequently change its investment objective or policies to correspond to those of the Master Portfolio or the Fund could redeem its Master Portfolio interests and either seek a new investment company with a matching objective in which to invest or retain its own investment advisor to manage its portfolio in accordance with its objective. In the latter case, the Fund's inability to find a substitute investment company in which to invest or equivalent management services could adversely affect shareholders' investments in the Fund. Investment of the Fund's assets in the Master Portfolio is not a fundamental policy of the Fund and a shareholder vote is not required for the Fund to withdraw its investment from the Master Portfolio.


The Fund may withdraw its investments in the Master Portfolio only if the Board of Directors of the Fund determines that is in the best interests of the Fund and its shareholders to do so. Upon any such withdrawal, the Board of Directors of the Fund would consider what action might be taken, including the investment of all the assets of the Fund in another pooled investment entity having the same investment objective as the Fund or the hiring of an investment advisor to manage the Fund's assets in accordance with the investment policies described above with respect to the Master Portfolio.

The Fund's investment objective and other fundamental policies cannot be changed without approval by the holders of a majority (as defined in the 1940
Act) of the Fund's outstanding voting shares.

Information on the Fund's and Master Portfolio's investment objectives, policies, and restrictions is included under "Investment Objective and Policies" and "Appendix - Additional Investment Policies" in this Prospectus and "Investment Restrictions" and "Investment Policies and Techniques" in the SAI.


As of June 1, 1998, the S&P 500 Stock Fund of MasterWorks Funds Inc., 111 Center Street, Little Rock, Arkansas 72201, owned approximately 88.41% of the outstanding voting securities of the Master Portfolio and could be considered a "controlling person" of the Master Portfolio for purposes of the 1940 Act.

                                 ABOUT THE FUND


MANAGEMENT

GENERAL. The Fund has not retained the services of an investment advisor because the Fund's assets are invested in the Master Portfolio, which has retained investment advisory services (see "Master Portfolio Investment Advisor" below). However, the Fund bears a pro rata portion of the investment advisory and certain other fees paid by the Master Portfolio, such as accounting, legal, and SEC registration fees. The Fund is also responsible for its own expenses relating to, among other things, custodial and fund accounting services, and transfer and dividend-disbursing agent services. MIP is registered under the 1940 Act as an open-end management investment company. MIP was organized on October 21, 1993 as a Delaware business trust.
BOARD OF DIRECTORS/TRUSTEES. The business and affairs of the Fund are managed under the direction of its Board of Directors. The Board of Directors of the Fund supervises the Fund's activities and monitors its contractual arrangements with various service providers. The Board of Trustees of MIP act in the same capacity with regard to the Master Portfolio.

MASTER PORTFOLIO INVESTMENT ADVISOR. BGFA serves as investment advisor to the Master Portfolio. Pursuant to an Investment Advisory Contract with the Master Portfolio, BGFA provides investment guidance and policy direction in connection with the management of the Master Portfolio's assets, subject to the overall authority of the Board of Trustees and in conformity with Delaware Law and the stated policies of the Master Portfolio. BGFA is a direct subsidiary of Barclays Global Investors, N.A. (which, in turn, is an indirect subsidiary of Barclays Bank PLC ("Barclays")) and is located at 45 Fremont Street, San Francisco, California 94105. As of April 30, 1998, BGFA and its affiliates provided investment advisory services for over $575 billion of assets. For its advisory services to the Master Portfolio, BGFA is contractually entitled to receive a monthly fee at the annual rate of 0.05% of the Master Portfolio's average daily net assets. No advisory fees were waived during the fiscal year ended February 28, 1998. This investment advisory fee is an expense of the Master Portfolio borne proportionately by its interestholders, such as the Fund.


BGFA, Barclays and their affiliates deal, trade and invest for their own account in the types of securities in which the Master Portfolio may invest and may have deposit, loan and commercial banking relationships with the issuers of securities purchased by the Master Portfolio. BGFA has informed the Master Portfolio that in making investment decisions, it does not use material inside information in its possession.

Independent legal counsel to MIP and special counsel to BGFA, has advised MIP and BGFA that BGFA and its affiliates may perform the services contemplated by the Investment Advisory Contract and this Prospectus without violation of the Glass-Steagall Act. Such counsel has pointed out, however, that there are no controlling judicial or administrative interpretations or decisions and that future judicial or administrative interpretations of, or decisions relating to, present federal or state statutes, including the Glass-Steagall Act, and relating to the permissible activities of banks and their subsidiaries or affiliates, as well as future changes in such statutes, regulations and judicial or administrative decisions or interpretations, could prevent such entities from continuing to perform, in whole or in part, such services. If any such entity were prohibited from performing any such services, it is expected that new agreements would be proposed or entered into with another entity or entities qualified to perform such services.

MASTER PORTFOLIO CO-ADMINISTRATORS AND PLACEMENT AGENT. Stephens, located at 111 Center Street, Little Rock, Arkansas 72201, and Barclays Global Investors, N.A. ("BGI"), located at 45 Fremont Street, San Francisco, CA 94105, serve as the Master Portfolio's co-administrators pursuant to a Co-Administration Agreement with the Master Portfolio. Under the Co-Administration Agreement, Stephens and BGI provide general supervision of the operations of the Master Portfolio, other than the provision of investment advice. The administrative services provided to the Master Portfolio also include coordination of the other services provided to the Master Portfolio, compilation of information for reports to the SEC and state securities commissions, preparation of proxy statements and interestholder reports and general supervision of data compilation in connection with preparing periodic reports to the Master Portfolio's Board of Trustees and Officers. In addition, Stephens furnishes office space and certain facilities to conduct business, and compensates the Master Portfolio's trustees, officers and employees who are affiliated with Stephens. Stephens has delegated certain of its administrative duties to IBT (as defined below). Stephens and BGI will not be entitled to receive compensation for these services for so long as each receives compensation for providing co-administration services to a fund that invests in the Master Portfolio. Stephens also serves as the placement agent of the Master Portfolio's shares.


CUSTODIAN AND FUND ACCOUNTING SERVICES AGENT. Investors Bank & Trust Company ("IBT") acts as custodian to the Fund and the Master Portfolio. The principal business address of IBT is 200 Clarendon Street, Boston, Massachusetts 02111. IBT also acts as the Fund's accounting services agent.


MASTER PORTFOLIO TRANSFER AND DIVIDEND-DISBURSING AGENT. IBT also acts as transfer and dividend-disbursing agent for the Master Portfolio.

FUND TRANSFER AND DIVIDEND-DISBURSING AGENT. Strong Capital Management, Inc. ("Strong"), P.O. Box 2936, Milwaukee, Wisconsin 53201, acts as transfer and dividend-disbursing agent for the Fund. Strong is compensated for its services based on an annual fee per account plus certain out-of-pocket expenses.
FUND SHAREHOLDER SERVICING AGENT. Strong also acts as the Fund's shareholder servicing agent. As shareholder servicing agent, Strong provides personal services to the Fund's shareholders and maintains the Fund's shareholder accounts. Such services include, without limitation, answering shareholder inquiries, assisting shareholders with fund transactions, and assisting shareholders with changes to their accounts.
As compensation for its services, the Fund pays Strong a monthly fee based on a percentage of the Fund's average daily net asset value. The annual rate is 0.25%. From time to time, Strong may voluntarily waive all or a portion of its shareholder servicing and/or absorb certain Fund expenses without further notification of the commencement or termination of such waiver or absorption. Any such waiver or absorption will temporarily lower the Fund's overall expense ratio and increase the Fund's overall return to investors.
FUND DISTRIBUTOR. Strong Funds Distributors, Inc. ("SFDI"), P.O. Box 2936, Milwaukee, Wisconsin 53201, an indirect subsidiary of Strong, acts as distributor of the shares of the Fund.

YEAR 2000 RISKS. Like other mutual funds and financial and business operations around the world, the Fund could be adversely affected if the computer software, and to a lesser extent, hardware used by Strong and other service providers are not able to process and calculate date-related information and data before, during, and after January 1, 2000. This is commonly known as the "Year 2000 Issue." Strong is taking steps that it believes are reasonably designed to address the Year 2000 Issue with respect to the computer software and hardware that it uses and to obtain satisfactory assurances that comparable steps are being taken by the Fund's other major service providers. However, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Fund.


ORGANIZATION


SHAREHOLDER RIGHTS. The Fund is a series of Strong Equity Funds, Inc., a Wisconsin corporation that is authorized to issue an indefinite number of shares of common stock and series and classes of series of shares of common stock. Each share of the Fund has one vote, and all shares participate equally in dividends and other capital gains distributions and in the residual assets of the Fund in the event of liquidation. Certificates will be issued for shares held in your account only upon your written request. You will, however, have full shareholder rights whether or not you request certificates. Generally, the Fund will not hold an annual meeting of shareholders unless required by the 1940 Act. Shareholders have certain rights, including the right to call an annual meeting upon a vote of 10% of the Fund's outstanding shares for the purpose of voting to remove one or more directors or to transact any other business. The 1940 Act requires the Fund to assist the shareholders in calling such a meeting.

SHAREHOLDER PRIVILEGES. The shareholders of the Fund may benefit from the privileges described in the "Shareholder Manual" (see Page II-1). However, the Fund reserves the right, at any time and without prior notice, to suspend, limit, modify, or terminate any of these privileges or their use in any manner by any person or class.

DISTRIBUTIONS AND TAXES

PAYMENT OF DIVIDENDS AND OTHER DISTRIBUTIONS. Unless you choose otherwise, all your dividends and capital gain distributions will be automatically reinvested in additional Fund shares. Or, you may elect to have all your dividends and capital gain distributions from the Fund automatically invested in additional shares of another Strong Fund. Shares are purchased at the net asset value determined on the payment date. If you request in writing that your dividends and other distributions be paid in cash, the Fund will credit your bank account by Electronic Funds Transfer ("EFT") or issue a check to you within five business days of the payment date. You may change your election at any time by calling or writing Strong Funds. Strong Funds must receive any such change 7 days (15 days for EFT) prior to a dividend or capital gain distribution payment date in order for the change to be effective for that payment. The policy of the Fund is to pay dividends from net investment income and distribute substantially all net realized capital gains annually. The Fund may make additional distributions if necessary to avoid imposition of a 4% excise tax on undistributed income and gains.


If you have chosen to receive dividends and/or capital gain distributions in cash and the postal or other delivery service is unable to deliver checks to your address of record, your distribution option will automatically be converted to having all dividend and other distributions reinvested in additional Fund shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks.


TAX STATUS OF DIVIDENDS AND OTHER DISTRIBUTIONS. You will be subject to federal income tax at ordinary income tax rates on any dividends you receive that are derived from investment company taxable income (consisting generally of net investment income, and net short-term capital gain). Distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), when designated as such by the Fund, are taxable to you as long-term capital gains, regardless of how long you have held your Fund shares. The Fund's distributions are taxable in the year they are paid, whether they are taken in cash or reinvested in additional shares, except that certain distributions declared in the last three months of the year and paid in January are taxable as if paid on December 31.

If the Fund's distributions exceed its investment company taxable income and net capital gain in any year, all or a portion of those distributions may be treated as a return of capital to shareholders for tax purposes.
YEAR-END TAX REPORTING. After the end of each calendar year, you will receive a statement (Form 1099) of the federal income tax status of all dividends and other distributions paid (or deemed paid) during the year.

SHARES SOLD OR EXCHANGED. Your redemption of shares of the Fund may result in a taxable gain or loss to you, depending upon whether the redemption proceeds payable to you are more or less than your adjusted cost basis for the redeemed shares. Similar tax consequences generally will result from an exchange of shares of the Fund for shares of another Strong Fund. If you purchase shares of the Fund within 30 days before or after redeeming shares of the Fund at a loss, a portion or all of that loss will not be deductible and will increase the cost basis of the newly purchased shares. If you redeem shares out of a non-IRA retirement account, you will be subject to withholding for federal income tax purposes unless you transfer the distribution directly to an "eligible retirement plan."

BUYING A DISTRIBUTION. A distribution paid shortly after you have purchased shares in the Fund will reduce the net asset value of the shares by the amount of the distribution, which nevertheless will be taxable to you even though it represents a return of a portion of your investment.
BACKUP WITHHOLDING. If you are an individual or certain other noncorporate shareholder and do not furnish the Fund with a correct taxpayer identification number, the Fund is required to withhold federal income tax at a rate of 31% (backup withholding) from all dividends, capital gain distributions, and redemption proceeds payable to you. Withholding at that rate from dividends and capital gain distributions payable to you also is required if you otherwise are subject to backup withholding. To avoid backup withholding, you must provide a taxpayer identification number and state that you are not subject to backup withholding due to the underreporting of your income. This certification is included as part of your application. Please complete it when you open your account.

TAX STATUS OF THE FUND. The Fund intends to qualify for treatment as a regulated investment company under Subchapter M of the Internal Revenue Code ("IRC") and, if so qualified, will not be liable for federal income tax on earnings and gains distributed to its shareholders in a timely manner.


The Fund seeks to qualify as a regulated investment company by investing all of its assets in the Master Portfolio. The Master Portfolio will be treated as a non-publicly traded partnership rather than as a regulated investment company or a corporation under the IRC, and as such, shall not be subject to federal income tax. As a non-publicly traded partnership, any interest, dividends, gains and losses of the Master Portfolio are deemed to be "passed through" to the Fund in proportion to the Fund's interest in the Master Portfolio. If the Master Portfolio were to accrue but not distribute any interest, dividends or gains, the Fund would be deemed to have recognized its allocable share of such income, regardless of whether or not such income has been distributed by the Master Portfolio. However, the Master Portfolio seeks to minimize recognition by the Fund and other investors of interest, dividends and gains without a corresponding distribution.

This section is not intended to be a full discussion of present or proposed federal income tax law and its effects on the Fund and investors therein. See the SAI for a further discussion. There may be other federal, state, or local tax considerations applicable to a particular investor. You are therefore urged to consult your own tax adviser.
PERFORMANCE INFORMATION
The Fund may advertise a variety of types of performance information, including "average annual total return," "total return," and "cumulative total return." Each of these figures is based upon historical results and does not represent the future performance of the Fund. Average annual total return and total return figures measure both the net investment income generated by, and the effect of any realized and unrealized appreciation or depreciation of, the underlying investments in the Fund assuming the reinvestment of all dividends and other distributions. Total return figures are not annualized and simply represent the aggregate change of the Fund's investments over a specified period of time. Investors should remember that performance is a function of the type and quality of portfolio securities held by the Master Portfolio in which the Fund invests and is affected by the operating expenses of the Master Portfolio and the Fund.


SHAREHOLDER MANUAL


HOW TO BUY SHARES                                            II-1
DETERMINING YOUR SHARE PRICE                                 II-5
HOW TO SELL SHARES                                           II-5
SHAREHOLDER SERVICES                                         II-8
REGULAR INVESTMENT PLANS                                     II-10
RETIREMENT PLAN SERVICES                                     II-11
SPECIAL SITUATIONS                                           II-11



HOW TO BUY SHARES

All the Strong Funds are 100% NO-LOAD, meaning you may purchase, redeem, or exchange shares directly at net asset value without paying a sales charge. Because the Fund's net asset value changes daily, your purchase price will be the next net asset value determined after the Fund receives and accepts your purchase order.


Whether you are opening a new account or adding to an existing one, the Fund provides you with several methods to buy its shares.


                              TO OPEN A NEW ACCOUNT

MAIL                                                                 BY CHECK
            Complete and sign the application. Make your check or money order payable to "Strong Funds."
          Mail to Strong Funds, P.O. Box 2936, Milwaukee, Wisconsin 53201. If
          you're using an express delivery service, send to Strong Funds, 900
                          Heritage Reserve, Menomonee Falls, Wisconsin 53051.
                                                                  BY EXCHANGE
      Call 1-800-368-3863 for instructions on establishing an account with an exchange by mail.


       TELEPHONE                                                                 BY EXCHANGE
                     Call 1-800-368-3863 to establish a new account by exchanging funds from
  1-800-368-3863                                           an existing Strong Funds account.
24 HOURS A DAY,   Sign up for telephone exchange services when you open your account. To add
   7 DAYS A WEEK    the telephone exchange option to your account, call 1-800-368-3863 for a
                                                           Shareholder Account Options Form.
                  Please note that your accounts must be identically registered and that you must exchange enough into the new account to meet the minimum initial investment.
                  Or use STRONG DIRECTSM, Strong Funds' automated telephone response system.
                                                                        Call 1-800-368-7550.



IN PERSON  Stop by our Investor Center in Menomonee Falls, Wisconsin. Call 1-800
                                              368-3863 for hours and directions.
                                                            The Investor Center
                                      canwill only accept checks or money orders
                                                made payable to "Strong Funds."



WIRE  Call 1-800-368-3863 for instructions on opening an account by wire.


AUTOMATICALLY  USE STRONG'S "NO-MINIMUM INVESTMENT PROGRAM."
               If you sign up for Strong's Automatic Investment Plan when you open your account and contribute monthly, Strong Funds will waive the Fund's minimum initial investment (see chart on page II-4).
                          Complete the Automatic Investment Plan section on the account application.
                                      Mail to the address indicated on the application.


BROKER-DEALER    You may purchase shares in the Fund through a broker-dealer or other institution that may charge a transaction fee.
               Strong Funds may only accept requests to purchase shares into a broker dealer street name account from the broker-dealer.

dealer street name account from the broker-dealer.


TO ADD TO AN EXISTING ACCOUNT

BY CHECK
- Complete an Additional Investment Form provided at the bottom of your account statement, or write a note indicating your fund account number and registration. Make your check or money order payable to "Strong Funds."
- Mail to Strong Funds, P.O. Box 2936, Milwaukee, Wisconsin 53201. If you're using an express delivery service, send to Strong Funds, 900 Heritage Reserve, Menomonee Falls, Wisconsin 53051.
BY EXCHANGE
- Call 1-800-368-3863 for instructions on exchanging by mail.

BY EXCHANGE
- Add to an account by exchanging funds from another Strong Funds account.

- Sign up for telephone exchange services when you open your account. To add the telephone exchange option to your account, call 1-800-368-3863 for a Shareholder Account Options Form.

- Please note that the accounts must be identically registered and that the minimum exchange is $50 or the balance of your account, whichever is less.
BY TELEPHONE PURCHASE

- Sign up for telephone purchase when you open your account to make additional investments from $50 to $25,000 into your Strong Funds account by telephone. To add this option to your account, call 1-800-368-3863 for a Shareholder Account Options Form.

Or use STRONG DIRECT SM, Strong Funds' automated telephone response system. Call 1-800-368-7550.

- Stop by our Investor Center in Menomonee Falls, Wisconsin. Call
  1-800-368-3863 for hours and directions.

- The Investor Center will only accept checks or money orders made payable to "Strong Funds."


Call 1-800-368-3863 for instructions on adding to an account by wire.

USE ONE OF STRONG'S AUTOMATIC INVESTMENT PROGRAMS. Sign up for these services when you open your account, or call 1-800-368-3863 for instructions on how to add them to your existing account.

- AUTOMATIC INVESTMENT PLAN. Make regular, systematic investments (minimum $50) into your Strong Funds account from your bank checking, savings, or NOW account. Complete the Automatic Investment Plan section on the account application.


- AUTOMATIC EXCHANGE PLAN. Make regular, systematic exchanges (minimum $50) from one eligible Strong Funds account to another. Call 1-800-368-3863 for an application.

- PAYROLL DIRECT DEPOSIT. Have a specified amount (minimum $50) regularly deducted from your paycheck, social security check, military allotment, or annuity payment invested directly into your Strong Funds account. Call 1-800-368-3863 for an application.
- AUTOMATIC DIVIDEND REINVESTMENT. Unless you choose otherwise, all your dividends and capital gain distributions will be automatically reinvested in additional Fund shares. Or, you may elect to have your dividends and capital gain distributions automatically invested in shares of another Strong Fund.

- You may purchase additional shares in a Fund through a broker-dealer or other institution that may charge a transaction fee.
- Strong Funds may only accept requests to purchase shares into a broker-dealer street name account from the broker-dealer.

WHAT YOU SHOULD KNOW ABOUT BUYING SHARES
- Please make all checks or money orders payable to "Strong Funds."
- We cannot accept third-party checks or checks drawn on banks outside the U.S.

- You will be charged a $20 service fee for each check, wire, or Electronic Funds Transfer ("EFT") purchase that is returned unpaid, and you will be responsible for any resulting losses suffered by the Fund.
- Further documentation may be requested from corporations, executors, administrators, trustees, guardians, agents, or attorneys-in-fact.
- The Fund reserves the right to decline to accept your purchase order upon receipt for any reason.

- Exchange Feature - Please note that certain Strong Funds that you may exchange into may impose a redemption fee of 0.5% on shares held for less than six months.

- Minimum Investment Requirements:

                                             To open a regular account     $2,500

          To open a regular IRA, Roth IRA, or one-person SEP-IRA account     $250

                                       To open an Education IRA account     $500*

                                            To open an UGMA/UTMA account     $250

     To open a SIMPLE, SEP-IRA, Keogh, Profit Sharing          the lesser of $250
           or Money Purchase Pension Plan, or 403(b) account     or $25 per month

                         To open a qualified retirement plan account where Strong
      or a financial intermediary provides administrative services     No Minimum

                                            To add to an existing account     $50



* Not eligible for the Automatic Investment Plan and No-Minimum Investment Program.


The Fund offers a No-Minimum Investment Plan that waives the minimum initial investment requirements for investors who participate in the Strong Automatic Investment Plan and invest monthly (described on page II-10). Unless you participate in the Strong No-Minimum Investment Program, please ensure your purchases meet the minimum investment requirements.

Under certain circumstances (for example, if you discontinue a No-Minimum Investment Program before you reach the Fund's minimum initial investment), the Fund reserves the right to close your account. Before taking such action, the Fund will provide you with written notice and at least 60 days in which to reinstate an investment program or otherwise reach the minimum initial investment required.
DETERMINING YOUR SHARE PRICE

Generally, when you make any purchases, sales, or exchanges, the price of your shares will be the net asset value ("NAV") next determined after Strong Funds receives your request in proper form. If Strong Funds receives such request prior to the close of the New York Stock Exchange ("Exchange") on a day on which the Exchange is open, your share price will be the NAV determined that day. The NAV for each Fund is normally determined as of 3:00 p.m. Central Time ("CT") each day the Exchange is open. The Fund reserves the right to change the time at which purchases, redemptions, and exchanges are priced if the Exchange closes at a time other than 3:00 p.m. CT or if an emergency exists. The Fund's NAV is calculated by taking the fair value of the Fund's total assets (i.e., the value of its investments in the Master Portfolio plus cash and other assets), subtracting all its liabilities, and dividing by the total number of shares outstanding. Expenses are accrued daily and applied when determining the NAV.

The Fund's investment in the Master Portfolio is valued at the NAV of the Master Portfolio's shares. The Master Portfolio calculates the NAV of its shares on the same day and at the same time as the Fund. Except for debt obligations with remaining maturities of 60 days or less, which are valued at amortized cost, the Master Portfolio's other assets are valued at current market prices, or if such prices are not readily available, at fair value as determined in good faith in accordance with guidelines approved by the Board of Trustees of MIP. Prices used for such valuations may be provided by independent pricing services.
HOW TO SELL SHARES
You can access the money in your account at any time by selling (redeeming) some or all of your shares back to the Fund. PLEASE NOTE THAT THE FUND ASSESSES A 0.50% FEE ON REDEMPTIONS (INCLUDING EXCHANGES) OF FUND SHARES HELD FOR LESS THAN SIX MONTHS. Once your redemption request is received in proper form, Strong will normally mail you the proceeds the next business day and, in any event, no later than seven days thereafter.
To redeem shares, you may use any of the methods described in the following chart. However, if you are selling shares in a retirement account, please call 1-800-368-3863 for instructions. Please note that there is a $10.00 fee for closing an IRA or other retirement account or for transferring assets to another custodian. For your protection, certain requests may require a signature guarantee. (See "Special Situations - Signature Guarantees.")


                                                       TO SELL SHARES

------------------------
MAIL
                                              FOR INDIVIDUAL, JOINT TENANT, AND UGMA/UTMA ACCOUNTS
FOR YOUR PROTECTION       Write a "letter of instruction" that includes the following information:
CERTAIN REDEMPTION             your account number, the dollar amount or number of shares you wish
REQUESTS MAY REQUIRE A     to redeem, each owner's name, your street address, and the signature of
SIGNATURE GUARANTEE. SEE                                  each owner as it appears on the account.
"SPECIAL
SITUATIONS - SIGNATURE         Mail to Strong Funds, P.O. Box 2936, Milwaukee, Wisconsin 53201. If
GUARANTEES."               you're using an express delivery service, send to 900 Heritage Reserve,
                                                                 Menomonee Falls, Wisconsin 53051.
                                                                                FOR TRUST ACCOUNTS
                                 Same as above. Please ensure that all trustees sign the letter of instruction.
                                                                           FOR OTHER REGISTRATIONS
                                                             Call 1-800-368-3863 for instructions.



TELEPHONE        Sign up for telephone redemption services when you open your account. To add the telephone redemption option to your account, call 1-800-368-3863
1-800-368-3863                                   for a Shareholder Account Options Form.
24 HOURS A DAY,  Once the telephone redemption option is in place, you may sell shares by
7 DAYS A WEEK             phone and arrange to receive the proceeds in one of three ways:
                                                               TO RECEIVE A CHECK BY MAIL
                          At no charge, we will mail a check to the address to which your account is registered.
                                                                        TO DEPOSIT BY EFT
                          At no charge, we will transmit the proceeds by Electronic Funds
                      Transfer (EFT) to a pre-authorized bank account. Usually, the funds will arrive at your bank two banking days after we process your redemption.
                                                                       TO DEPOSIT BY WIRE
                 For a $10 fee, we will transmit the proceeds by wire to a pre-authorized bank account. Usually, the funds will arrive at your bank the next banking day after we process your redemption.
                      You may also use STRONG DIRECTSM, Strong Funds' automated telephone response system. Call 1-800-368-7550.



AUTOMATICALLY          You can set up automatic withdrawals from your account at regular intervals. To establish the Systematic Withdrawal Plan, request a form by calling 1-800-368-3863.


BROKER-DEALER  You may also redeem shares through broker-dealers or other financial intermediaries who may charge a transaction fee.


WHAT YOU SHOULD KNOW ABOUT SELLING SHARES

- If you have recently purchased shares, please be aware that your redemption request may not be honored until the purchase check or electronic transaction has cleared your bank, which generally occurs within ten calendar days.

- You will be charged a $10 service fee for a stop-payment and replacement of a redemption or dividend check.

- The right of redemption may be suspended during any period in which (i) trading on the Exchange is restricted, as determined by the SEC, or the Exchange is closed for other than weekends and holidays; (ii) the SEC has permitted such suspension by order; or (iii) an emergency as determined by the SEC exists, making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable.
- If you are selling shares you hold in certificate form, you must submit the certificates with your redemption request. Each registered owner must endorse the certificates and all signatures must be guaranteed.
- Further documentation may be requested from corporations, executors, administrators, trustees, guardians, agents, or attorneys-in-fact.
CONTINGENT REDEMPTION FEE
The Fund can experience substantial price fluctuations and is intended for long-term investors. Short-term "market timers" who engage in frequent purchases and redemptions can disrupt the Fund's investment program and create additional transaction costs that are borne by all shareholders. For these reasons, the Fund assesses a 0.50% fee on redemptions (including exchanges) of fund shares held for less than six months.

Redemption fees will be paid to the Fund to help offset transaction costs. The Fund will use the "first-in, first-out" (FIFO) method to determine the six-month holding period. Under this method, the date of the redemption or exchange will be compared with the earliest purchase date of shares held in the account. If this holding period is less than six months, the fee will be assessed. The fee may apply to shares held through omnibus accounts or certain retirement plans.


In determining "six months" the Fund will use the six-month anniversary date of the transaction. Thus, shares purchased on May 1, 1998, for example, will be subject to the fee if they are redeemed on or prior to October 31, 1998. If they are redeemed on or after November 1, 1998, they will not be subject to the fee.

WHAT YOU SHOULD KNOW ABOUT TELEPHONE REDEMPTIONS
- The Fund reserves the right to refuse a telephone redemption if it believes it advisable to do so.
- Once you place your telephone redemption request, it cannot be canceled or modified.

- Investors will bear the risk of loss from fraudulent or unauthorized instructions received over the telephone provided that the Fund reasonably believes that such instructions are genuine. The Fund and its transfer agent employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The Fund may incur liability if it does not follow these procedures.

- Because of increased telephone volume, you may experience difficulty in implementing a telephone redemption during periods of dramatic economic or market changes. In these situations, investors may want to consider using STRONG DIRECTSM, our automated telephone system, to effect such a transaction by calling 1-800-368-7550.
SHAREHOLDER SERVICES
INFORMATION SERVICES
24-HOUR ASSISTANCE. Strong Funds has registered representatives available to help you 24 hours a day, 7 days a week. Call 1-414-359-1400 or toll-free 1-800-368-3863. You may also write to Strong Funds at the address on the cover of this Prospectus, or e-mail us at service@strong-funds.com.

STRONG DIRECTSM AUTOMATED TELEPHONE SYSTEM. Also available 24 hours a day, the STRONG DIRECTSM automated response system enables you to use a touch-tone phone to hear fund quotes and returns on any Strong Fund. You may also confirm account balances, hear records of recent transactions and dividend activity (1-800-368-5550), and perform purchases, exchanges or redemptions among your existing Strong accounts (1-800-368-7550). You may also perform an exchange to open a new Strong account provided that your account has the telephone exchange option. Please note that your accounts must be identically registered and you must exchange enough into the new account to meet the minimum initial investment. Your account information is protected by a personal code.


STRONG NETDIRECTSM. Available 24 hours a day from your personal computer, STRONG NETDIRECTSM allows you to use the Internet to access your Strong Funds account information. You may access specific account history, view current account balances, obtain recent dividend activity, and perform purchases, exchanges or redemptions among your existing Strong accounts.


To register for netDirect, please visit our web site at http://www.strong-funds.com. Your account information is protected by a personal password and Internet encryption technology. For more information on this service, please call 1-800-359-3379 or e-mail us at service@strong-funds.com.


STATEMENTS AND REPORTS. At a minimum, the Fund will confirm all transactions for your account on a quarterly basis. We recommend that you file each quarterly statement - and, especially, each calendar year-end statement - with your other important financial papers, since you may need to refer to them at a later date for tax purposes. Should you need additional copies of previous statements, you may order confirmation statements for the current and preceding year at no charge. Statements for earlier years are available for $10 each. Call 1-800-368-3863 to order past statements.


Each year, you will also receive a statement confirming the tax status of any distributions paid to you, as well as an annual report containing audited financial statements and a semi-annual report.

To reduce the volume of mail you receive, only one copy of certain materials, such as prospectuses and shareholder reports, is mailed to your household. Call 1-800-368-3863 if you wish to receive additional copies, free of charge.

More complete information regarding the Fund's investment policies and services is contained in its SAI, which you may request by calling or writing Strong Funds at the phone number and address on the cover of this Prospectus.

CHANGING YOUR ACCOUNT INFORMATION. So that you continue receiving your Strong correspondence, including any dividend checks and statements, please notify us in writing as soon as possible or call us at 1-800-368-3863 if your address changes. You may use the Additional Investment Form at the bottom of your confirmation statement, or simply write us a letter of instruction that contains the following information:

1. a written request to change the address,
2. the account number(s) for which the address is to be changed,
3. the new address, and
4. the signatures of all owners of the accounts.
Please send your request to the address on the cover of this Prospectus.

Changes to an account's registration - such as adding or removing a joint owner, changing an owner's name, or changing the type of your account - must also be submitted in writing. Please call 1-800-368-3863 for instructions. For your protection, some requests may require a signature guarantee.

TRANSACTION SERVICES

EXCHANGE PRIVILEGE. You may exchange shares between identically registered Strong Funds accounts, either in writing, by telephone, or through your personal computer. By establishing exchange services, you authorize the Fund and its agents to act upon your instruction through the telephone or personal computer to exchange shares from any account you specify. For tax purposes, an exchange is considered a sale and a purchase. Please obtain and read the appropriate prospectus before investing in any of the Strong Funds. Since an excessive number of exchanges may be detrimental to the Fund, the Fund reserves the right to discontinue the exchange privilege of any shareholder at any time. Please note that the Fund assesses a 0.50% fee on redemptions (including exchanges) of fund shares held for less than six months.

REGULAR INVESTMENT PLANS
Strong Funds' Automatic Investment Plan, Payroll Direct Deposit Plan, and Automatic Exchange Plan, all discussed below, are methods of implementing DOLLAR COST AVERAGING. Dollar cost averaging is an investment strategy that involves investing a fixed amount of money at regular time intervals. By always investing the same set amount, you will be purchasing more shares when the price is low and fewer shares when the price is high. Ultimately, by using this principle in conjunction with fluctuations in share price, your average cost per share may be less than your average transaction price. A program of regular investment cannot ensure a profit or protect against a loss during declining markets. Since such a program involves continuous investment regardless of fluctuating share values, you should consider your ability to continue the program through periods of both low and high share-price levels.

AUTOMATIC INVESTMENT PLAN. The Automatic Investment Plan allows you to make regular, systematic investments in the Fund from your bank checking, savings, or NOW account. You may choose to make investments on any day of the month in amounts of $50 or more. You can set up the Automatic Investment Plan with any financial institution that is a member of the Automated Clearing House. Because the Fund has the right to close an investor's account for failure to reach the minimum initial investment, please consider your ability to continue this Plan until you reach the minimum initial investment. To establish the Plan, complete the Automatic Investment Plan section on the account application, or call 1-800-368-3863 for an application.

PAYROLL DIRECT DEPOSIT PLAN. Once you meet the Fund's minimum initial investment requirement, you may purchase additional Fund shares through the Payroll Direct Deposit Plan. Through this Plan, periodic investments (minimum $50) are made automatically from your payroll check into your existing Fund account. By enrolling in the Plan, you authorize your employer or its agents to deposit a specified amount from your payroll check into the Fund's bank account. In most cases, your Fund account will be credited the day after the amount is received by the Fund's bank. In order to participate in the Plan, your employer must have direct deposit capabilities through the Automated Clearing House available to its employees. The Plan may be used for other direct deposits, such as social security checks, military allotments, and annuity payments.

To establish Direct Deposit for your account, call 1-800-368-3863 to request a form. Once the Plan is established, you may alter the amount of the deposit, alter the frequency of the deposit, or terminate your participation in the program by notifying your employer.

AUTOMATIC EXCHANGE PLAN. The Automatic Exchange Plan allows you to make regular, systematic exchanges (minimum $50) from one Strong Funds account into another Strong Funds account. By setting up the Plan, you authorize the Fund and its agents to redeem a set dollar amount or number of shares from the first account and purchase shares of a second Strong Fund. In addition, you authorize the Fund and its agents to accept telephone instructions to change the dollar amount and frequency of the exchange. An exchange transaction is a sale and purchase of shares for federal income tax purposes and may result in a capital gain or loss. To establish the Plan, request a form by calling 1-800-368-3863.

To participate in the Automatic Exchange Plan, you must have an initial account balance of $2,500 in the first account and at least the minimum initial investment in the second account. However, the minimum initial investment in the second account is waived if you select a monthly investment schedule. Exchanges may be made on any day or days of your choice. If the amount remaining in the first account is less than the exchange amount you requested, then the remaining amount will be exchanged. At such time as the first account has a zero balance, your participation in the Plan will be terminated. You may also terminate the Plan at any time by calling or writing to the Fund. Once participation in the Plan has been terminated for any reason, to reinstate the Plan you must do so in writing; simply investing additional funds will not reinstate the Plan.

SYSTEMATIC WITHDRAWAL PLAN. You can set up automatic withdrawals from your account at regular intervals. To begin distributions, you must have an initial balance of $5,000 in your account and withdraw at least $50 per payment. To establish the Systematic Withdrawal Plan, request a form by calling 1-800-368-3863. Depending upon the size of the account and the withdrawals requested (and fluctuations in net asset value of the shares redeemed), redemptions for the purpose of satisfying such withdrawals may reduce or even exhaust the account. If the amount remaining in the account is not sufficient to meet a Plan payment, the remaining amount will be redeemed and the Plan will be terminated.
RETIREMENT PLAN SERVICES

We offer a wide variety of retirement plans for individuals and institutions, including large and small businesses. For information on IRAs, including Roth IRAs, or SEP-IRAs for a one-person business, call 1-800-368-3863. If you are interested in opening a 401(k) or other company-sponsored retirement plan (SIMPLE, SEP, Keogh, 403(b)(7), pension or profit sharing), call 1-800-368-2882 and a Strong Retirement Plan Specialist will help you determine which retirement plan would be best for your company. Complete instructions about how to establish and maintain your plan and how to open accounts for you and your employees will be included in the retirement plan kit you receive in the mail.

SPECIAL SITUATIONS

POWER OF ATTORNEY. If you are investing as attorney-in-fact for another person, please complete the account application in the name of such person and sign the back of the application in the following form: "[applicant's name] by [your name], attorney-in-fact." To avoid having to file an affidavit prior to each transaction, please complete the Power of Attorney form available from Strong Funds at 1-800-368-3863. However, if you would like to use your own power of attorney form, please call the same number for instructions.

CORPORATIONS AND TRUSTS. If you are investing for a corporation, please include with your account application a certified copy of your corporate resolution indicating which officers are authorized to act on behalf of the corporation. As an alternative, you may complete a Certification of Authorized Individuals, which can be obtained from the Fund. Until a valid corporate resolution or Certification of Authorized Individuals form is received by the Fund, services such as telephone and wire redemption will not be established.
If you are investing as a trustee (including trustees of a retirement plan), please include the date of the trust. All trustees must sign the application. If they do not, services such as telephone and wire redemption will not be established. All trustees must sign redemption requests unless proper documentation to the contrary is provided to the Fund. Failure to provide these documents or signatures as required when you invest may result in delays in processing redemption requests.

FINANCIAL INTERMEDIARIES. If you purchase or redeem shares of the Fund through a financial intermediary, certain features of the Fund relating to such transactions may not be available or may be modified. In addition, certain operational policies of the Fund, including those related to settlement and dividend accrual, may vary from those applicable to direct shareholders of the Fund and may vary among intermediaries. We urge you to consult your financial intermediary for more information regarding these matters. In addition, the Fund may pay, directly or indirectly through arrangements with Strong, amounts to financial intermediaries that provide transfer agent type and/or other administrative services to their customers provided, however, that the Fund will not pay more for these services through intermediary relationships than it would if the intermediaries' customers were direct shareholders in the Fund. Certain financial intermediaries may charge an advisory, transaction, or other fee for their services. You will not be charged for such fees if you purchase or redeem your Fund shares directly from the Fund without the intervention of a financial intermediary.

     SIGNATURE GUARANTEES. A signature guarantee is designed to protect you and the Fund against fraudulent transactions by unauthorized persons. In the following instances, the Fund will require a signature guarantee for all authorized owners of an account:

- when you add the telephone redemption option to your existing account;
- if you transfer the ownership of your account to another individual or organization;

- when you submit a written redemption request for more than $50,000;

- when you request to redeem or redeposit shares that have been issued in certificate form;
- if you open an account and later decide that you want certificates;
- when you request that redemption proceeds be sent to a different name or address than is registered on your account;
- if you add/change your name or add/remove an owner on your account; and
- if you add/change the beneficiary on your transfer-on-death account.

     A signature guarantee may be obtained from any eligible guarantor institution, as defined by the SEC. These institutions include banks, savings associations, credit unions, brokerage firms, and financial intermediaries. PLEASE NOTE THAT A NOTARY PUBLIC STAMP OR SEAL IS NOT ACCEPTABLE.

APPENDIX
ADDITIONAL INVESTMENT POLICIES
The Master Portfolio, subject to the terms of this Prospectus and the Fund's SAI, may invest in the securities described below.

U.S. GOVERNMENT OBLIGATIONS. The Master Portfolio may invest in various types of U.S. government obligations. U.S. government obligations include securities issued or guaranteed as to principal and interest by the U.S. government and supported by the full faith and credit of the U.S. Treasury. U.S. Treasury obligations differ mainly in the length of their maturity. Treasury bills, the most frequently issued marketable government securities, have a maturity of up to one year and are issued on a discount basis. U.S. government obligations also include securities issued or guaranteed by federal agencies or instrumentalities, including government-sponsored enterprises. Some obligations of such agencies or instrumentalities of the U.S. government are supported by the full faith and credit of the United States or U.S. Treasury guarantees; others, by the right of the issuer or guarantor to borrow from the U.S. Treasury; still others, by the discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality; and others, only by the credit of the agency or instrumentality issuing the obligation. In the case of obligations not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so. In addition, U.S. government obligations are subject to fluctuations in market value due to fluctuations in market interest rates. As a general matter, the value of debt instruments, including U.S. government obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. government obligations are subject to fluctuations in yield or value due to their structure or contract terms.


REPURCHASE AGREEMENTS. The Master Portfolio may enter into repurchase agreements wherein the seller of a security to the Master Portfolio agrees to repurchase that security from the Master Portfolio at a mutually-agreed upon time and price. The Master Portfolio's custodian has custody of, and holds in a segregated account, securities acquired as collateral by the Master Portfolio under a repurchase agreement. Repurchase agreements are considered by the staff of the SEC to be loans by the Master Portfolio. In an attempt to reduce the risk of incurring a loss on a repurchase agreement, the Master Portfolio enters into repurchase agreements only with federally regulated or insured banks or primary government securities dealers reporting to the Federal Reserve Bank of New York or, under certain circumstances, banks with total assets in excess of $5 billion or domestic broker/dealers with total equity capital in excess of $100 million. The Master Portfolio enters into repurchase agreements only with respect to securities of the type in which the Master Portfolio may invest, including government securities and mortgage-related securities, regardless of their remaining maturities, and requires that additional securities be deposited with the custodian if the value of the securities purchased should decrease below the repurchase price. The Master Portfolio's advisor monitors on an ongoing basis the value of the collateral to assure that it always equals or exceeds the repurchase price. Certain costs may be incurred by the Master Portfolio in connection with the sale of the underlying securities if the seller does not repurchase them in accordance with the repurchase agreement. In addition, if bankruptcy proceedings are commenced with respect to the seller of the securities, disposition of the securities by the Master Portfolio may be delayed or limited. The Master Portfolio considers on an ongoing basis the creditworthiness of the institutions with which it enters into repurchase agreements. The Master Portfolio may enter into repurchase agreements only with registered broker/dealers commercial banks and other financial institutions which meet guidelines established by the Board of Trustees and are not affiliated with the Master Portfolio's investment advisor.

INVESTMENT COMPANY SECURITIES. The Master Portfolio may invest in securities issued by other investment companies which principally invest in securities of the type in which the Master Portfolio invests. Under the 1940 Act, the Master Portfolio's investment in such securities currently is limited to, subject to certain exceptions, (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Master Portfolio's net assets with respect to any one investment company and (iii) 10% of the Master Portfolio's net assets in the aggregate. Investments in the securities of other investment companies generally will involve duplication of advisory fees and certain other expenses and BGFA will waive its advisory fees for that portion of a Master Portfolio's assets so invested, except when such purchase is part of a plan of merger, consolidation, reorganization or acquisition.
FUTURES TRANSACTIONS. To the extent permitted by applicable regulations, the Master Portfolio is permitted to use futures as a substitute for a comparable market position in the underlying securities. The Master Portfolio will not be a commodity pool.
A futures contract is an agreement between two parties, a buyer and a seller, to exchange a particular commodity at a specific price on a specific date in the future. Futures contracts are traded on exchanges, where the exchange serves as the ultimate counterparty for all contracts. Consequently, the only credit risk on futures contracts is the creditworthiness of the exchange. Futures contracts are, however, subject to market risk (I.E., exposure to adverse price changes).
The Master Portfolio may trade futures contracts and options on futures contracts in U.S. domestic markets, such as the Chicago Board of Trade and the International Monetary Market of the Chicago Mercantile Exchange.
The Master Portfolio's futures transactions must constitute permissible transactions pursuant to regulations promulgated by the CFTC. In addition, the Master Portfolio may not engage in futures transactions if the sum of the amount of initial margin deposits and premiums paid for unexpired options on futures contracts, other than those contracts entered into for bona fide hedging purposes, would exceed 5% of the liquidation value of the Master Portfolio's assets, after taking into account unrealized profits and unrealized losses on such contracts; provided, however, that in the case of an option on a futures contract that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5% liquidation limit. Pursuant to regulations and/or published positions of the SEC, the Master Portfolio may be required to segregate cash or high quality money market instruments in connection with its futures transactions in an amount generally equal to the entire value of the underlying security.
Initially, when purchasing or selling futures contracts the Master Portfolio is required to deposit with the Master Portfolio's custodian in the broker's name an amount of cash or cash equivalents up to approximately 10% of the contract amount. This amount is subject to change by the exchange or board of trade on which the contract is traded, and members of such exchange or board of trade may impose their own higher requirements. This amount is known as "initial margin" and is in the nature of a performance bond or good faith deposit on the contract which is returned to the Master Portfolio upon termination of the futures position, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin," to and from the broker will be made daily as the price of the index or securities underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable. At any time prior to the expiration of a futures contract, the Master Portfolio may elect to close the position by taking an opposite position, at the then prevailing price, thereby terminating its existing position in the contract.

Although the Master Portfolio intends to purchase or sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting the Master Portfolio to substantial losses. If it is not possible to close, or the Master Portfolio determines not to close, a futures position in anticipation of adverse price movements, it will be required to make daily cash payments of variation margin.

An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the option exercise period. The writer (i.e., seller) of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of the option, the assumption of offsetting futures positions by both the writer and the holder of the option will be accompanied by delivery of the accumulated cash balance in the writer's futures margin account in the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract.
STOCK INDEX FUTURES AND OPTIONS ON STOCK INDEX FUTURES. The Master Portfolio may purchase and sell stock index futures contracts and options on stock index futures contracts.
A stock index future obligates the seller to deliver (and the purchaser to take), effectively, an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. With respect to stock indices that are permitted investments, the Master Portfolio intends to purchase and sell futures contracts on the stock index for which it can obtain the best price with consideration also given to liquidity.

MONEY MARKET INSTRUMENTS AND TEMPORARY INVESTMENTS. The Master Portfolio may invest in non-convertible corporate debt securities (e.g., bonds and debentures) with not more than one year remaining to maturity at the date of settlement. The Master Portfolio will invest only in such corporate bonds and debentures that are rated at the time of purchase at least "Aa" by Moody's or "AA" by S&P. Subsequent to its purchase by the Master Portfolio, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Master Portfolio. The investment advisor to the Master Portfolio will consider such an event in determining whether the Master Portfolio should continue to hold the obligation. To the extent the Master Portfolio continues to hold such obligations, it may be subject to additional risks of default.


LENDING PORTFOLIO SECURITIES. The Master Portfolio may lend securities from its portfolio to domestic brokers, dealers, and financial institutions (but not individuals) if cash, U.S. Government obligations or other liquid, high-quality debt obligations equal to at least 100% of the current market value of the securities loaned (including accrued interest thereon) plus the interest payable to the Master Portfolio with respect to the loan, is maintained with the Master Portfolio. In determining whether to lend a security to a particular broker, dealer or financial institution, the Master Portfolio's investment advisor considers all relevant facts and circumstances, including the size, creditworthiness and reputation of the broker, dealer, or financial institution. Any loans of portfolio securities are fully collateralized and marked to market daily. Any securities that the Master Portfolio receives as collateral do not become part of the Master Portfolio's investment portfolio at the time of the loan and, in the event of a default by the borrower, the Master Portfolio, if permitted by law, disposes of such collateral except for such part thereof that is a security in which the Master Portfolio is permitted to invest. During the time securities are on loan, the borrower pays the Master Portfolio any accrued income on those securities, and the Master Portfolio invests the cash collateral in high-quality money market instruments and earns income or receives an agreed-upon fee from a borrower that has delivered cash-equivalent collateral. The securities acquired with such cash collateral are segregated as discussed above. In the event that the borrower defaults on its obligation to return borrowed securities, because of insolvency or otherwise, the Master Portfolio could experience delays and costs in gaining access to the collateral and could suffer a loss to the extent that the value of the collateral falls below the market value of the securities borrowed. However, loans are made only to borrowers deemed by the Master Portfolio's advisor to be of good standing and when, in its judgment, the income to be earned from the loan justifies the attendant risks. The Master Portfolio does not lend securities having a value that exceeds 33% of the current value of its total assets. Loans of securities by the Master Portfolio are subject to termination at the Master Portfolio's or the borrower's option. The Master Portfolio may pay reasonable administrative and custodial fees in connection with a securities loan and may pay a negotiated portion of the interest or fee earned with respect to the collateral to the borrower or the placing broker. Borrowers and placing brokers are not affiliated directly or indirectly with the Fund, MIP, BGFA, Stephens, or SFDI.

                  STATEMENT OF ADDITIONAL INFORMATION ("SAI")




                             STRONG INDEX 500 FUND


                                 P.O. Box 2936
                           Milwaukee, Wisconsin 53201

                           Telephone: (414) 359-1400
                            Toll-Free: (800) 368-3863
                         e-mail: service@strong-funds.com
                      Web Site:  http://www.strong-funds.com




 This SAI is not a Prospectus and should be read together with the Prospectus
for the Fund dated July 1, 1998.   Requests for copies of the Prospectus should
be made by calling any number listed above.   The financial statements
appearing in the Annual Report, which accompanies this SAI, are incorporated into this SAI by reference.


THE FUND SEEKS TO ACHIEVE ITS INVESTMENT OBJECTIVE BY INVESTING SUBSTANTIALLY ALL OF ITS ASSETS IN THE S&P 500 INDEX MASTER PORTFOLIO (THE "MASTER PORTFOLIO"), WHICH IS A SERIES OF MASTER INVESTMENT PORTFOLIO ("MIP"), AN OPEN-END, MANAGEMENT INVESTMENT COMPANY.


The Master Portfolio has substantially the same investment objective as the Fund. The Fund may withdraw its investment in the Master Portfolio at any time, if the Board of Directors of the Fund determines that such action is in the best interests of the Fund and its shareholders. Upon such withdrawal, the Fund's Board of Directors would consider alternative investments, including investing all of the Fund's assets in another investment company with the same investment objective as the Fund or hiring an investment adviser to manage the Fund's assets in accordance with the investment policies and restrictions described in the Fund's Prospectus and this SAI.














July 1, 1998

TABLE OF CONTENTS                                                        PAGE

INVESTMENT RESTRICTIONS........................................................3
INVESTMENT POLICIES AND TECHNIQUES.............................................6
Unrated, Downgraded and Below Investment Grade Investments.....................6
Letters of Credit..............................................................7
When-Issued Securities.........................................................7
Loans of Portfolio Securities..................................................7
Futures Contracts..............................................................8
Investment  in Warrants........................................................9
DIRECTORS AND OFFICERS.........................................................9
PRINCIPAL SHAREHOLDERS........................................................11
INVESTMENT ADVISOR............................................................11
ADMINISTRATOR AND PLACEMENT AGENT OF THE MASTER PORTFOLIO.....................12
DISTRIBUTOR...................................................................12
PORTFOLIO TRANSACTIONS AND BROKERAGE..........................................12
CUSTODIAN AND FUND ACCOUNTING SERVICES AGENT..................................14
TRANSFER AGENT AND DIVIDEND DISBURSING AGENT..................................14
FUND SHAREHOLDER SERVICING AGENT..............................................15
TAXES.........................................................................16
DETERMINATION OF NET ASSET VALUE..............................................16
ADDITIONAL SHAREHOLDER INFORMATION............................................17
ORGANIZATION..................................................................18
SHAREHOLDER MEETINGS..........................................................19
MASTER PORTFOLIO ORGANIZATION.................................................19
PERFORMANCE INFORMATION.......................................................20
GENERAL INFORMATION...........................................................25
INDEPENDENT ACCOUNTANTS.......................................................27
LEGAL COUNSEL.................................................................27
FINANCIAL STATEMENTS..........................................................27


No person has been authorized to give any information or to make any representations other than those contained in this SAI and its corresponding Prospectus, and if given or made, such information or representations may not be relied upon as having been authorized. This SAI does not constitute an offer to sell securities.

                            INVESTMENT RESTRICTIONS



FUNDAMENTAL INVESTMENT LIMITATIONS



The following are the Fund's fundamental investment limitations which, along with the Fund's investment objective (which is described in the Prospectus), cannot be changed without shareholder approval.



Unless indicated otherwise below, the Fund:



1. May not with respect to 75% of its total assets, purchase the securities of any issuer (except securities issued or guaranteed by the U.S. government or its agencies or instrumentalities) if, as a result, (1) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (2) the Fund would hold more than 10% of the outstanding voting securities of that issuer.



2. May (1) borrow money from banks and (2) make other investments or engage in other transactions permissible under the Investment Company Act of 1940 ("1940 Act") which may involve a borrowing, provided that the combination of
(1) and (2) shall not exceed 33 1/3% of the value of the Fund's total assets (including the amount borrowed), less the Fund's liabilities (other than borrowings), except that the Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) from a bank for temporary or emergency purposes (but not for leverage or the purchase of investments). The Fund may also borrow money from the other Strong Funds or other persons to the extent permitted by applicable law.


3.     May not issue senior securities, except as permitted under the 1940 Act.

4. May not act as an underwriter of another issuer's securities, except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in connection with the purchase and sale of portfolio securities.

5. May not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options, futures contracts, or other derivative instruments, or from investing in securities or other instruments backed by physical commodities).


6. May not make loans if, as a result, more than 33 1/3% of the Fund's total assets would be lent to other persons, except through (1) purchases of debt securities or other debt instruments, or (2) engaging in repurchase agreements.


7. May not purchase the securities of any issuer if, as a result, more than 25% of the Fund's total assets would be invested in the securities of issuers, the principal business activities of which are in the same industry.

8. May not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prohibit the Fund from purchasing or selling securities or other instruments backed by real estate or of issuers engaged in real estate activities).

9. May, notwithstanding any other fundamental investment policy or restriction, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and restrictions as the Fund.

NON-FUNDAMENTAL OPERATING POLICIES



The following are the Fund's non-fundamental operating policies which may be changed by the Fund's Board of Directors without shareholder approval.



Unless indicated otherwise below, the Fund may not:



1. Sell securities short, unless the Fund owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, or unless it covers such short sale as required by the current rules and positions of the Securities and Exchange Commission ("SEC") or its staff, and provided that transactions in options, futures contracts, options on futures contracts, or other derivative instruments are not deemed to constitute selling securities short.


2. Purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions; and provided that margin deposits in connection with futures contracts, options on futures contracts, or other derivative instruments shall not constitute purchasing securities on margin.


3. Invest in illiquid securities if, as a result of such investment, more than 15% (10% with respect to a money fund) of its net assets would be invested in illiquid securities, or such other amounts as may be permitted under the 1940 Act.


4. Purchase securities of other investment companies except in compliance with the 1940 Act and applicable state law.


5. Invest all of its assets in the securities of a single open-end investment management company with substantially the same fundamental investment objective, restrictions and policies as the Fund.



6. Engage in futures or options on futures transactions which are impermissible pursuant to Rule 4.5 under the Commodity Exchange Act and, in accordance with Rule 4.5, will use futures or options on futures transactions solely for bona fide hedging transactions (within the meaning of the Commodity Exchange Act), provided, however, that the Fund may, in addition to bona fide hedging transactions, use futures and options on futures transactions if the aggregate initial margin and premiums required to establish such positions, less the amount by which any such options positions are in the money (within the meaning of the Commodity Exchange Act), do not exceed 5% of the Fund's net assets.



7. Borrow money except (1) from banks or (2) through reverse repurchase agreements or mortgage dollar rolls, and will not purchase securities when bank borrowings exceed 5% of its total assets.



8.     Make any loans other than loans of portfolio securities, except through
(1) purchases of debt securities or other debt instruments, or (2) engaging in repurchase agreements.



Non-Fundamental Policy No. 5 does not apply because the Fund seeks to achieve its investment objective by investing substantially all of its assets in the Master Portfolio of MIP.



Unless noted otherwise, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in the Fund's assets (I.E. due to cash inflows or redemptions) or in market value of the investment or the Fund's assets will not constitute a violation of that restriction.

The Master Portfolio is subject to the following fundamental investment limitations which cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of the Master Portfolio's outstanding voting securities.

The Master Portfolio may not:

1. invest more than 5% of its assets in the obligations of any single issuer, except that up to 25% of the value of its total assets may be invested, and securities issued or guaranteed by the U.S. government, or its agencies or instrumentalities may be purchased, without regard to any such limitation.

2. hold more than 10% of the outstanding voting securities of any single issuer. This investment restriction applies only with respect to 75% of its total assets.

3. invest in commodities, except that the Master Portfolio may purchase and sell (I.E., write) options, forward contracts, futures contracts, including those relating to indexes, and options on futures contracts or indexes.

4. purchase, hold or deal in real estate, or oil, gas or other mineral leases or exploration or development programs, but the Master Portfolio may purchase and sell securities that are secured by real estate or issued by companies that invest or deal in real estate.

5. borrow money, except to the extent permitted under the 1940 Act, provided that the Master Portfolio may borrow up to 20% of the current value of its net assets for temporary purposes only in order to meet redemptions, and these borrowings may be secured by the pledge of up to 20% of the current value of its net assets (but investments may not be purchased while any such outstanding borrowing in excess of 5% of its net assets exists). For purposes of this investment restriction, the Master Portfolio's entry into options, forward contracts, futures contracts, including those relating to indexes, and options on futures contracts or indexes shall not constitute borrowing to the extent certain segregated accounts are established and maintained by the Master Portfolio.

6. make loans to others, except through the purchase of debt obligations and the entry into repurchase agreements. However, the Master Portfolio may lend its portfolio securities in an amount not to exceed one-third of the value of its total assets. Any loans of portfolio securities will be made according to guidelines established by the SEC and the Master Portfolio's Board of Trustees.

7. act as an underwriter of securities of other issuers, except to the extent that the Master Portfolio may be deemed an underwriter under the Securities Act of 1933, as amended, by virtue of disposing of portfolio securities.

8. invest 25% or more of its total assets in the securities of issuers in any particular industry or group of closely related industries except that there shall be no limitation with respect to investments in (i) obligations of the U.S. government, its agencies or instrumentalities; or (ii) any industry in which the S&P 500 Index becomes concentrated to the same degree during the same period, the Master Portfolio will be concentrated as specified above only to the extent the percentage of its assets invested in those categories of investments is sufficiently larger than 25% or more of its total assets would be invested in a single industry.

9. issue any senior security (as such term is defined in Section 18(f) of the 1940 Act), except to the extent the activities permitted in the Master Portfolio's fundamental policies (3) and (5) and non-fundamental policies (2) and (3), may be deemed to give rise to a senior security.

10. purchase securities on margin, but each Master Portfolio may make margin deposits in connection with transactions in options, forward contracts, futures contracts, including those related to indexes, and options on futures contracts or indexes.

The Master Portfolio is subject to the following non-fundamental operating policies which may be changed by the Board of Trustees of the Master Portfolio without the approval of the holders of the Master Portfolio's outstanding securities.

The Master Portfolio may not:

1. invest in the securities of a company for the purpose of exercising management or control, but the Master Portfolio will vote the securities it owns in its portfolio as a shareholder in accordance with its views.

2. pledge, mortgage or hypothecate its assets, except to the extent necessary to secure permitted borrowings and to the extent related to the purchase of securities on a when-issued or forward commitment basis and the deposit of assets in escrow in connection with writing covered put and call options and collateral and initial or variation margin arrangements with respect to options, forward contracts, futures contracts, including those relating to indexes, and options on futures contracts or indexes.

3. purchase, sell or write puts, calls or combinations thereof, except as may be described in the Master Portfolio's offering documents.

4. purchase securities of any company having less than three years' continuous operations (including operations of any predecessors) unless the securities are fully guaranteed or insured by the U.S. government, a state, commonwealth, possession, territory, the District of Columbia or by an entity in existence at least three years, or the securities are backed by the assets and revenues of any of the foregoing if such purchase would cause the value of its investments in all such companies to exceed 5% of the value of its total assets.

5. enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are illiquid, if, in the aggregate, more than 15% of the value of the Master Portfolio's net assets would be so invested.

6. purchase securities of other investment companies, except to the extent permitted under the 1940 Act.

7. purchase or retain securities of any issuer if the officers or trustees of the Master Portfolio or officers or directors of any affiliated investment companies or the investment advisor owning beneficially more than one-half of one percent (0.5%) of the securities of the issuer together owned beneficially more than 5% of such securities.

If a percentage restriction is adhered to at the time of investment, a later change in percentage resulting from a change in values or assets except with respect to compliance with fundamental investment limitation number 5, will not constitute a violation of such restriction.

                       INVESTMENT POLICIES AND TECHNIQUES


The following information supplements the discussion of the Fund's investment objective, policies, and techniques described in the Prospectus.


UNRATED, DOWNGRADED AND BELOW INVESTMENT GRADE INVESTMENTS

The Master Portfolio may purchase instruments that are not rated if, in the opinion of the advisor, Barclays Global Fund Advisors ("BGFA"), such obligations are of investment quality comparable to other rated investments that are permitted to be purchased by such Master Portfolio. After purchase by the Master Portfolio, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Master Portfolio. Neither event will require a sale of such security by the Master Portfolio provided that the amount of such securities held by the Master Portfolio does not exceed 5% of the Master Portfolio's net assets. To the extent the ratings given by Moody's or S&P may change as a result of changes in such organizations or their rating systems, the Master Portfolio will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in its Prospectus and in this SAI. The ratings of Moody's and S&P and other nationally recognized statistical rating organizations are more fully described in the SAI Appendix.

Because the Master Portfolio is not required to sell downgraded securities, the Master Portfolio could hold up to 5% of its net assets in debt securities rated below "Baa" by Moody's or below "BBB" by S&P or in unrated, low quality (below investment grade) securities.

Although they may offer higher yields than do higher rated securities, low rated and unrated low quality debt securities generally involve greater volatility of price and risk of principal and income, including the possibility of default by, or bankruptcy of, the issuers of the securities. In addition, the markets in which low rated and unrated low quality debt are traded are more limited than those in which higher rated securities are traded. The existence of limited markets for particular securities may diminish the Master Portfolio's ability to sell the securities at fair value either to meet redemption requests or to respond to changes in the economy or in the financial markets and could adversely affect and cause fluctuations in the daily net asset value of the Master Portfolio's shares.

Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of low rated or unrated low quality debt securities, especially in a thinly traded market. Analysis of the creditworthiness of issuers of low rated or unrated low quality debt securities may be more complex than for issuers of higher rated securities, and the ability of the Master Portfolio to achieve its investment objective may, to the extent it holds low rated or unrated low quality debt securities, be more dependent upon such creditworthiness analysis than would be the case if the Master Portfolio held exclusively higher rated or higher quality securities.

Low rated or unrated low quality debt securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of such debt securities have been found to be less sensitive to interest rate changes than higher rated or higher quality investments, but more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in low rated or unrated low quality debt securities prices because the advent of a recession could dramatically lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If the issuer of the debt securities defaults, the Master Portfolio may incur additional expenses to seek recovery.

LETTERS OF CREDIT

Certain of the debt obligations (including municipal securities, certificates of participation, commercial paper and other short-term obligations) which the Master Portfolio may purchase may be backed by an unconditional and irrevocable letter of credit of a bank, savings and loan association or insurance company which assumes the obligation for payment of principal and interest in the event of default by the issuer. Only banks, savings and loan associations and insurance companies which, in the opinion of BGFA, as investment advisor, are of comparable quality to issuers of other permitted investments of the Master Portfolio may be used for letter of credit-backed investments.

WHEN-ISSUED SECURITIES

Certain of the securities in which the Master Portfolio may invest will be purchased on a when-issued basis, in which case delivery and payment normally take place within 45 days after the date of the commitment to purchase. The Master Portfolio only will make commitments to purchase securities on a when-issued basis with the intention of actually acquiring the securities, but may sell them before the settlement date if it is deemed advisable.
When-issued securities are subject to market fluctuation, and no income accrues to the purchaser during the period prior to issuance. The purchase price and the interest rate that will be received on debt securities are fixed at the time the purchaser enters into the commitment. Purchasing a security on a when-issued basis can involve a risk that the market price at the time of delivery may be lower than the agreed-upon purchase price, in which case there could be an unrealized loss at the time of delivery. The Master Portfolio currently does not intend on investing more than 5% of its assets in when-issued securities during the coming year. The Master Portfolio will establish a segregated account in which it will maintain cash or liquid securities in an amount at least equal in value to the Master Portfolio's commitments to purchase when-issued securities. If the value of these assets declines, the Master Portfolio will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is equal to the amount of such commitments.

LOANS OF PORTFOLIO SECURITIES

The Master Portfolio may lend securities from its portfolio to brokers, dealers and financial institutions (but not individuals) if cash or liquid securities equal to at least 100% of the current market value of the securities loan (including accrued interest thereon) plus the interest payable to the Master Portfolio with respect to the loan is maintained with the Master Portfolio. In determining whether to lend a security to a particular broker, dealer or financial institution, BGFA will consider all relevant facts and circumstances, including the size, creditworthiness and reputation of the broker, dealer, or financial institution. Any loans of portfolio securities will be fully collateralized based on values that are marked to market daily. The Master Portfolio will not enter into any portfolio security lending arrangement having a duration of longer than one year. Any securities that the Master Portfolio may receive as collateral will not become part of the Master Portfolio's investment portfolio at the time of the loan and, in the event of a default by the borrower, the Master Portfolio will, if permitted by law, dispose of such collateral except for such part thereof that is a security in which the Master Portfolio is permitted to invest. During the time securities are on loan, the borrower will pay the Master Portfolio any accrued income on those securities, and the Master Portfolio may invest the cash collateral and earn income or receive an agreed-upon fee from a borrower that has delivered cash-equivalent collateral. The Master Portfolio will not lend securities having a value that exceeds one-third of the current value of its total assets. Loans of securities by the Master Portfolio will be subject to termination at the Master Portfolio's or the borrower's option. The Master Portfolio may pay reasonable administrative and custodial fees in connection with a securities loan and may pay a negotiated portion of the interest or fee earned with respect to the collateral to the borrower or the placing broker. Borrowers and placing brokers may not be affiliated, directly or indirectly, with the Fund, MIP, BGFA, Stephens (the Master Portfolio's underwriter), or Strong Funds Distributors, Inc. (the Fund's distributor "Distributors").

FUTURES CONTRACTS

The Master Portfolio may use futures contracts as a hedge against the effects of interest rate changes or changes in the market value of the stocks comprising the index in which the Master Portfolio invests. In managing its cash flows, the Master Portfolio also may use futures contracts as a substitute for holding the designated securities underlying the futures contract. A futures contract is an agreement between two parties, a buyer and a seller, to exchange a particular commodity at a specific price on a specific date in the future. At the time it enters into a futures transaction, the Master Portfolio is required to make a performance deposit (initial margin) of cash or liquid securities in a segregated account in the name of the futures broker. Subsequent payments of "variation margin" are then made on a daily basis, depending on the value of the futures position which is continually "marked to market."

The Master Portfolio may engage only in futures contract transactions involving
(i) the sale of a futures contract (I.E., short positions) to hedge the value of securities held by the Master Portfolio; (ii) the purchase of a futures contract when the Master Portfolio holds a short position having the same delivery month (I.E., a long position offsetting a short position); or (iii) the purchase of a futures contract to permit the Master Portfolio to, in effect, participate in the market for the designated securities underlying the futures contract without actually owning such designated securities. When the Master Portfolio purchases a futures contract, it will create a segregated account consisting of cash or other liquid assets in an amount equal to the total market value of such futures contract, less the amount of initial margin for the contract.

If the Master Portfolio enters into a short position in a futures contract as a hedge against anticipated adverse market movements and the market then rises, the increase in the value of the hedged securities will be offset, in whole or in part, by a loss on the futures contract. If instead the Master Portfolio purchases a futures contract as a substitute for investing in the designated underlying securities, the Master Portfolio will experience gains or losses that correspond generally to gains or losses in the underlying securities. The latter type of futures contract transactions permit the Master Portfolio to experience the results of being fully invested in a particular asset class, while maintaining the liquidity needed to manage cash flows into or out of the Master Portfolio (E.G., from purchases and redemptions of Master Portfolio shares). Under normal market conditions, futures contract positions may be closed out on a daily basis. The Master Portfolio expects to apply a portion of its cash or cash equivalents maintained for liquidity needs to such activities.

Transactions by the Master Portfolio in futures contracts involve certain risks. One risk in employing futures contracts as a hedge against cash market price volatility is the possibility that futures prices will correlate imperfectly with the behavior of the prices of the securities in the Master Portfolio's investment portfolio. Similarly, in employing futures contracts as a substitute for purchasing the designated underlying securities, there is a risk that the performance of the futures contract may correlate imperfectly with the performance of the direct investments for which the futures contract is a substitute. In addition, commodity exchanges generally limit the amount of fluctuation permitted in futures contract prices during a single trading day, and the existence of such limits may prevent the prompt liquidation of futures positions in certain cases. Limits on price fluctuations are designed to stabilize prices for the benefit of market participants; however, there could be cases where the Master Portfolio could incur a larger loss due to the delay in trading than it would have if no limit rules had been in effect.

In order to comply with undertakings made by the Master Portfolio pursuant to Commodity Futures Trading Commission ("CFTC") Regulation 4.5, the Master Portfolio will use futures and option contracts solely for bona fide hedging purposes within the meaning and intent of CFTC Reg. 1.3(z); provided, however, that in addition, with respect to positions in commodity futures or commodity option contracts which do not come within the meaning and intent of CFTC Reg. 1.3(z), the aggregate initial margin and premiums required to establish such positions will not exceed 5% of the liquidation value of the Master Portfolio's portfolio, after taking into account unrealized profits and unrealized losses on any such contract it has entered into; and provided further, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount as defined in CFTC Reg. 190.01(x) may be excluded in computing such 5%.

INVESTMENT IN WARRANTS

The Master Portfolio may invest up to 5% of its net assets in warrants. Warrants represent rights to purchase securities at a specific price valid for a specific period of time. The prices of warrants do not necessarily correlate with the prices of the underlying securities. The Master Portfolio may only purchase warrants on securities in which the Master Portfolio may invest directly.


                        DIRECTORS AND OFFICERS



Directors and officers of the Fund, together with information as to their principal business occupations during the last five years, and other information are shown below. Each director who is deemed an "interested person," as defined in the 1940 Act, is indicated by an asterisk (*). Each officer and director holds the same position with the 26 registered open-end management investment companies consisting of 48 mutual funds ("Strong Funds"). The Strong Funds, in the aggregate, pay each Director who is not a director, officer, or employee of Strong Capital Management, Inc. ("Strong"), or any affiliated company (a "disinterested director") an annual fee of $50,000, plus $100 per Board meeting for each Strong Fund. In addition, each disinterested director is reimbursed by the Strong Funds for travel and other expenses incurred in connection with attendance at such meetings. Other officers and directors of the Strong Funds receive no compensation or expense reimbursement from the Strong Funds.



*RICHARD S. STRONG (DOB 5/12/42), Director and Chairman of the Board of the Strong Funds.



Prior to August 1985, Mr. Strong was Chief Executive Officer of Strong, which he founded in 1974. Since August 1985, Mr. Strong has been a Security Analyst and Portfolio Manager of Strong. In October 1991, Mr. Strong also became the Chairman of Strong. Mr. Strong is a Director of Strong. Mr. Strong has been in the investment management business since 1967.



MARVIN E. NEVINS (DOB 7/19/18), Director of the Strong Funds.


Private Investor. From 1945 to 1980, Mr. Nevins was Chairman of Wisconsin Centrifugal Inc., a foundry. From July 1983 to December 1986, he was Chairman of General Casting Corp., Waukesha, Wisconsin, a foundry. Mr. Nevins is a former Chairman of the Wisconsin Association of Manufacturers & Commerce. He was also a regent of the Milwaukee School of Engineering and a member of the Board of Trustees of the Medical College of Wisconsin.


WILLIE D. DAVIS (DOB 7/24/34), Director of the Strong Funds.



Mr. Davis has been Director of Alliance Bank since 1980, Sara Lee Corporation (a food/consumer products company) since 1983, KMart Corporation (a discount consumer products company) since 1985, Dow Chemical Company since 1988, MGM Grand, Inc. (an entertainment/hotel company) since 1990, WICOR, Inc. (a utility company) since 1990, Johnson Controls, Inc. (an industrial company) since 1992, L.A. Gear (a footwear/sportswear company) since 1992, and Rally's Hamburger, Inc. since 1994. Mr. Davis has been a trustee of the University of Chicago since 1980 and Marquette University since 1988. Since 1977, Mr. Davis has been President and Chief Executive Officer of All Pro Broadcasting, Inc. Mr. Davis was a Director of the Fireman's Fund (an insurance company) from 1975 until 1990.



STANLEY KRITZIK (DOB 1/9/30), Director of the Strong Funds.

Mr. Kritzik has been a Partner of Metropolitan Associates since 1962, a Director of Aurora Health Care since 1987, and Health Network Ventures, Inc. since 1992.




WILLIAM F. VOGT (DOB 7/19/47), Director of the Strong Funds.


Mr. Vogt has been the President of Vogt Management Consulting, Inc. since 1990. From 1982 until 1990, he served as Executive Director of University Physicians of the University of Colorado. Mr. Vogt is the Past President of the Medical Group Management Association and a Fellow of the American College of Medical Practice Executives.


THOMAS P. LEMKE (DOB 7/30/54), Vice President of the Strong Funds.





Mr. Lemke has been Senior Vice President, Secretary, and General Counsel of Strong since September 1994 and Chief Operating Officer of Strong since November 1997. For two years prior to joining Strong, Mr. Lemke acted as Resident Counsel for Funds Management at J.P. Morgan & Co., Inc. From February 1989 until April 1992, Mr. Lemke acted as Associate General Counsel to Sanford
C. Bernstein Co., Inc. For two years prior to that, Mr. Lemke was Of Counsel at the Washington D.C. law firm of Tew Jorden & Schulte, a successor of Finley, Kumble & Wagner. From August 1979 until December 1986, Mr. Lemke worked at the SEC, most notably as the Chief Counsel to the Division of Investment Management (November 1984 - December 1986), and as Special Counsel to the Office of Insurance Products, Division of Investment Management (April 1982 - October
1984).



STEPHEN J. SHENKENBERG (DOB 6/14/58), Vice President and Secretary of the Strong Funds.



Mr. Shenkenberg has been Acting General Counsel of Strong since January 1998. From November 1996 until January 1998, Mr. Shenkenberg acted as Deputy General Counsel to Strong. From December 1992 until November 1996, Mr. Shenkenberg acted as Associate Counsel to Strong. From June 1987 until December 1992, Mr. Shenkenberg was an attorney for Godfrey & Kahn, S.C., a Milwaukee law firm.



JOHN S. WEITZER (DOB 10/31/67), Vice President of the Strong Funds.



Mr. Weitzer has been Senior Counsel of Strong since December 1997. From July 1993 until December 1997, Mr. Weitzer acted as Associate Counsel to Strong.



MARY F. HOPPA  (DOB 5/31/64), Vice President of the Strong Funds.



Ms. Hoppa has been Vice President and Director of Mutual Fund Administration of Strong since January 1998. From October 1996 to January 1998, Ms. Hoppa acted as Director of Transfer Agency Services of Strong and, from January 1988 to October 1996, as Transfer Agency Systems Liaison Manager of Strong. From January 1987 to January 1988, Ms. Hoppa acted as a Shareholder Services Associate of Strong.



JOHN A. FLANAGAN (DOB 6/5/46), Treasurer of the Strong Funds.



Mr. Flanagan has been Senior Vice President of Strong since April 1997. For three years prior to joining Strong, Mr. Flanagan was a Partner with Coopers & Lybrand L.L.P. (an international professional services firm). From November 1992 to April 1994, Mr. Flanagan was an independent consultant. From October 1970 to November 1992, Mr. Flanagan was with Ernst & Young (an international professional services firm), most notably as Partner in charge of the Investment Company Practice of that firm's Boston office from 1982 to 1992.

Except for Messrs. Nevins, Davis, Kritzik, and Vogt, the address of all of the above persons is P.O. Box 2936, Milwaukee, Wisconsin 53201. Mr. Nevins' address is 6075 Pelican Bay Boulevard, Naples, Florida 34108. Mr. Davis' address is 161 North La Brea, Inglewood, California 90301. Mr. Kritzik's address is 1123 North Astor Street, P.O. Box 92547, Milwaukee, Wisconsin 53202-0547. Mr. Vogt's address is 2830 East Third Avenue, Denver, Colorado 80206.









Unless otherwise noted below, as of May 31, 1998, the officers and directors of the Fund in the aggregate beneficially owned less than 1% of the Fund's then outstanding shares.



 FUND   SHARES  PERCENT
------  ------  -------
None


                             PRINCIPAL SHAREHOLDERS


Unless otherwise noted below, as of May 31, 1998 no persons owned of record or are known to own of record or beneficially more than 5% of the Fund's then outstanding shares.



         NAME AND ADDRESS               SHARES            PERCENT
---------------------------------  ----------------  ----------------
EMRE & Co. FBO                     211,883           5.46%
Accustaff Retirement Plan Savings
P.O. Box  1408
Milwaukee, WI  53201-1408


                               INVESTMENT ADVISOR

The advisor to the Master Portfolio is Barclays Global Fund Advisors ("BGFA"). BGFA is an indirect subsidiary of Barclays Bank PLC. Pursuant to an Investment Advisory Contract dated January 1, 1996 (the "Advisory Contract") with the Master Portfolio, BGFA provides investment guidance and policy direction in connection with the management of the Master Portfolio's assets. Pursuant to the Advisory Contract, BGFA furnishes to the Master Portfolio's Boards of Trustees periodic reports on the investment strategy and performance of the Master Portfolio.

BGFA is entitled to receive monthly fees at the annual rate of 0.05% of the average daily net assets of the Master Portfolio as compensation for its advisory services to the Master Portfolio. The Advisory Contract provides that the advisory fee is accrued daily and paid monthly. This advisory fee is an expense of the Master Portfolio borne proportionately by its interestholders, such as the Fund.


The Fund paid the following management fees for the time period indicated:



                                                               MANAGEMENT FEE
FISCAL PERIOD ENDED  MANAGEMENT FEE ($)   WAIVER($) BY BGFA   AFTER WAIVER ($)
-------------------  ------------------  ------------------  ------------------
           2/28/98*               5,726                   0               5,726



*  Commenced operations on May 1, 1997.



The Master Portfolio paid the following management fees for the time period indicated:



                                                              MANAGEMENT FEE
 FISCAL YEAR ENDED  MANAGEMENT FEE ($)   WAIVER($) BY BGFA   AFTER WAIVER ($)
------------------  ------------------  ------------------  ------------------

2/28/98  939,051       0  939,051


The Advisory Contract for the Master Portfolio provides that if, in any fiscal year, the total expenses of the Master Portfolio (excluding taxes, interest, brokerage commissions and its extraordinary expenses but including the fees provided for in the Advisory Contract) exceed the most restrictive expense limitation applicable to the Master Portfolio imposed by the securities laws or regulations of the states having jurisdiction over the Master Portfolio, BGFA shall waive its fees under the Advisory Contract for the fiscal year to the extent of the excess or reimburse the excess, but only to the extent of its fees.

BGFA has agreed to provide to the Master Portfolio, among other things, money market security and fixed-income research, analysis and statistical and economic data and information concerning interest rate and security market trends, portfolio composition, credit conditions and average maturities of the Master Portfolio's investment portfolio.
The Advisory Contract will continue in effect for more than two years provided the continuance is approved annually (i) by the holders of a majority of the Master Portfolio's outstanding voting securities or by the Master Portfolio's Boards of Trustees and (ii) by a majority of the Trustees of the Master Portfolio who are not parties to the Advisory Contract or "interested persons" (as defined in the 1940 Act) of any such party. The Advisory Contract may be terminated on 60 days' written notice by either party and will terminate automatically if assigned.


The Advisor also provides a program of custom portfolio management called the Strong Advisor. This program is designed to determine which investment approach fits an investor's financial needs and then provides the investor with a custom built portfolio of Strong Funds based on that allocation. The Advisor, on behalf of participants in the Strong Advisor program, may determine to invest a portion of the program's assets in any one Strong Fund, which investment, particularly in the case of a smaller Strong Fund, could represent a material portion of the Fund's assets. In such cases, a decision to redeem the Strong Advisor program's investment in a Fund on short notice could raise a potential conflict of interest for the Advisor, between the interests of participants in the Strong Advisor program and of the Fund's other shareholders. In general, the Advisor does not expect to direct the Strong Advisor program to make redemption requests on short notice. However, should the Advisor determine this to be necessary, the Advisor will use its best efforts and act in good faith to balance the potentially competing interests of participants in the Strong Advisor program and the Fund's other shareholders in a manner the Advisor deems most appropriate for both parties in light of the circumstances



For more complete information about the Advisor, including its services, investment strategies, policies, and procedures, please call 1-800-368-3863 and ask for a copy of the Advisor's Form ADV.


           ADMINISTRATOR AND PLACEMENT AGENT OF THE MASTER PORTFOLIO

Stephens and Barclays Global Investors, N.A. ("BGI") serve as co-administrators on behalf of the Master Portfolio. Under the Co-Administration Agreement between Stephens, BGI and the Master Portfolio, Stephens and BGI provide as administrative services, among other things: (i) general supervision of the operation of the Master Portfolio, including coordination of the services performed by the investment advisor, transfer and dividend disbursing agent, custodian, shareholder servicing agent(s), independent auditors and legal counsel; (ii) general supervision of regulatory compliance matters, including the compilation of information for documents such as reports to, and filings with, the SEC and state securities commissions; and preparation of proxy statements and shareholder reports for the Master Portfolio; and (iii) general supervision relative to the compilation of data required for the preparation of periodic reports distributed to the Master Portfolio's officers and Board. Stephens also furnishes office space and certain facilities required for conducting the business of the Master Portfolio together with those ordinary clerical and bookkeeping services that are not furnished by BGFA. Stephens also pays the compensation of the Master Portfolio's trustees, officers and employees who are affiliated with Stephens. Furthermore, except as provided in the Advisory Contract, Stephens and BGI bears substantially all costs of the Master Portfolio and the Master Portfolio's operations. However, Stephens and BGI are not required to bear any cost or expense which a majority of the disinterested trustees of the Master Portfolio deem to be an extraordinary expense.

Stephens also acts as the placement agent of Master Portfolio's shares pursuant to a Placement Agency Agreement (the "Placement Agency Agreement") with the Master Portfolio.

                                  DISTRIBUTOR


Under a Distribution Agreement with the Fund ("Distribution Agreement"), Strong Funds Distributors, Inc. ("Distributor") acts as underwriter of the Fund's shares. Mr. Strong is the Chairman and Director of the Distributor, Mr. Lemke is a Vice President of the Distributor, and Mr. Shenkenberg is a Vice President and Secretary of the Distributor. The Distribution Agreement provides that the Distributor will use its best efforts to distribute the Fund's shares. Since the Fund is a "no-load" fund, no sales commissions are charged on the purchase of Fund shares. The Distribution Agreement further provides that the Distributor will bear the additional costs of printing prospectuses and shareholder reports which are used for selling purposes, as well as advertising and any other costs attributable to the distribution of the Fund's shares. The Distributor is an indirect subsidiary of Strong and controlled by Strong and Richard S. Strong. The Distribution Agreement is subject to the same termination and renewal provisions as are described above with respect to the Advisory Agreement.


From time to time, the Distributor may hold in-house sales incentive programs for its associated persons under which these persons may receive non-cash compensation awards in connection with the sale and distribution of the Fund's shares. These awards may include items such as, but not limited to, gifts, merchandise, gift certificates, and payment of travel expenses, meals, and lodging. As required by the proposed rule amendments of the National Association of Securities Dealers, Inc. ("NASD"), any in-house sales incentive program will be multi-product oriented, I.E., any incentive will be based on an associated person's gross production of all securities within a product type and will not be based on the sales of shares of any specifically designated mutual fund.


                     PORTFOLIO TRANSACTIONS AND BROKERAGE

The Master Portfolio has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Master Portfolio's Board of Trustees, BGFA as advisor, is responsible for the Master Portfolio's investment portfolio decisions and the placing of portfolio transactions. In placing orders, it is the policy of the Master Portfolio to obtain the best results taking into account the broker/dealer's general execution and operational facilities, the type of transaction involved and other factors such as the broker/dealer's risk in positioning the securities involved. While BGFA generally seek reasonably competitive spreads or commissions, the Master Portfolio will not necessarily be paying the lowest spread or commission available.

Purchase and sale orders of the securities held by the Master Portfolio may be combined with those of other accounts that BGFA manages, and for which it has brokerage placement authority, in the interest of seeking the most favorable overall net results. When BGFA determines that a particular security should be bought or sold for the Master Portfolio and other accounts managed by BGFA, BGFA undertakes to allocate those transactions among the participants equitably.

Under the 1940 Act, persons affiliated with the Master Portfolio such as Stephens, BGFA and their affiliates are prohibited from dealing with the Master Portfolio as a principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the SEC or an exemption is otherwise available.

Except in the case of equity securities purchased by the Master Portfolio, purchases and sales of securities usually will be principal transactions. Portfolio securities normally will be purchased or sold from or to dealers serving as market makers for the securities at a net price. The Master Portfolio also will purchase portfolio securities in underwritten offerings and may purchase securities directly from the issuer. Generally, money market securities, adjustable rate mortgage securities ("ARMS"), municipal obligations, and collateralized mortgage obligations ("CMOs") are traded on a net basis and do not involve brokerage commissions. The cost of executing the Master Portfolio's investment portfolio securities transactions will consist primarily of dealer spreads and underwriting commissions.

Purchases and sales of equity securities on a securities exchange are effected through brokers who charge a negotiated commission for their services. Orders may be directed to any broker including, to the extent and in the manner permitted by applicable law, Stephens or BGI. In the over-the-counter market, securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount.

In placing orders for portfolio securities of the Master Portfolio, BGFA is required to give primary consideration to obtaining the most favorable price and efficient execution. This means that BGFA seeks to execute each transaction at a price and commission, if any, that provide the most favorable total cost or proceeds reasonably attainable in the circumstances. While BGFA generally seeks reasonably competitive spreads or commissions, the Master Portfolio will not necessarily be paying the lowest spread or commission available. In executing portfolio transactions and selecting brokers or dealers, BGFA seeks to obtain the best overall terms available for the Master Portfolio. In assessing the best overall terms available for any transaction, BGFA considers factors deemed relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. Rates are established pursuant to negotiations with the broker based on the quality and quantity of execution services provided by the broker in the light of generally prevailing rates. The allocation of orders among brokers and the commission rates paid are reviewed periodically by the Master Portfolio's Board of Trustees.

Certain of the brokers or dealers with whom the Master Portfolio may transact business offers commission rebates to the Master Portfolio. BGFA considers such rebates in assessing the best overall terms available for any transaction. The overall reasonableness of brokerage commissions paid is evaluated by BGFA based upon its knowledge of available information as to the general level of commission paid by other institutional investors for comparable services.

The portfolio turnover rate for the Master Portfolio generally is not expected to exceed 50%. This portfolio turnover rate will not be a limiting factor when BGFA deems portfolio changes appropriate.


The Master Portfolio paid the following brokerage commissions for the time periods indicated below. None of these brokerage commissions were paid to affiliated brokers.



  FISCAL YEAR ENDED     BROKERAGE COMMISSIONS ($)
----------------------  -------------------------
               2/28/98                    112,100



Unless otherwise noted below, the Master Portfolio has not acquired securities of its regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act) or their parents.



  REGULAR BROKER OR DEALER (OR PARENT) ISSUER    VALUE OF SECURITIES OWNED AS OF FEBRUARY 28, 1998
-----------------------------------------------  -------------------------------------------------
                            Goldman Sachs & Co.                                        $19,000,000
                                    J.P. Morgan                                         $5,565,474
                          Lehman Bros. Holdings                                         $1,763,606
                                 Morgan Stanley                                        $10,841,222


                    CUSTODIAN AND FUND ACCOUNTING SERVICES AGENT


Investors Bank & Trust Company ("IBT") located at 200 Clarendon Street, Boston, MA 02111, serves as custodian of the assets of the Fund and Master Portfolio. As a result, IBT has custody of all securities and cash of the Fund and the Master Portfolio, delivers and receives payment for securities sold, receives and pays for securities purchased, collects income from investments, and performs other duties, all as directed by the officers of the Fund and the Master Portfolio. The custodian is in no way responsible for any of the investment policies or decisions of the Fund and the Master Portfolio. IBT also acts as the Fund's Accounting Services Agent.



                  TRANSFER AGENT AND DIVIDEND DISBURSING AGENT



Strong acts as transfer agent and dividend-disbursing agent for the Fund. Strong is compensated based on an annual fee per open account of $21.75 for equity funds, $31.50 for income and municipal income funds, and $32.50 for money market funds, plus out-of-pocket expenses, such as postage and printing expenses in connection with shareholder communications. Strong also receives an annual fee per closed account of $4.20 from the Fund. In addition, Strong provides certain printing and mailing services for the Fund, such as printing and mailing of shareholder account statements, checks, and tax forms.



From time to time, the Fund, directly or indirectly through arrangements with Strong, and/or Strong may pay amounts to third parties that provide transfer agent type services and other administrative services relating to the Fund to persons who beneficially own interests in the Fund, such as participants in 401(k) plans. These services may include, among other things, sub-accounting services, transfer agent type activities, answering inquiries relating to the Fund, transmitting proxy statements, annual reports, updated prospectuses, other communications regarding the Fund, and related services as the Fund or beneficial owners may reasonably request. In such cases, the Fund will not pay fees based on the number of beneficial owners at a rate that is greater than the rate the Fund is currently paying Strong for providing these services to Fund shareholders.



On July 12, 1994, the SEC filed an administrative action ("Order") against Strong, Mr. Strong, and another employee of Strong in connection with conduct that occurred between 1987 and early 1990. In re Strong/Corneliuson Capital Management, Inc., et al. Admin. Proc. File No. 3-8411. The proceeding was settled by consent without admitting or denying the allegations in the Order. The Order found that Strong and Mr. Strong aided and abetted violations of
Section 17(a) of the 1940 Act by effecting trades between mutual funds, and between mutual funds and Harbour Investments Ltd. ("Harbour"), without complying with the exemptive provisions of SEC Rule 17a-7 or otherwise obtaining an exemption. It further found that Strong violated, and Mr. Strong aided and abetted violations of, the disclosure provisions of the 1940 Act and the Investment Advisers Act of 1940 by misrepresenting Strong's policy on personal trading and by failing to disclose trading by Harbour, an entity in which principals of Strong owned between 18 and 25 percent of the voting stock. As part of the settlement, the respondents agreed to a censure and a cease and desist order and Strong agreed to various undertakings, including adoption of certain procedures and a limitation for six months on accepting certain types of new advisory clients.


On June 6, 1996, the Department of Labor ("DOL") filed an action against Strong for equitable relief alleging violations of the Employee Retirement Income Security Act of 1974 ("ERISA") in connection with cross trades that occurred between 1987 and late 1989 involving certain pension accounts managed by Strong. Contemporaneous with this filing, Strong, without admitting or denying the DOL's allegations, agreed to the entry of a consent judgment resolving all matters relating to the allegations. Reich v. Strong Capital Management, Inc., (U.S.D.C. E.D. WI) ("Consent Judgment"). Under the terms of the Consent Judgment, Strong agreed to reimburse the affected accounts a total of $5.9 million. The settlement did not have any material impact on Strong's financial position or operations.



The organizational expenses for the Fund which were advanced by Strong and which will be reimbursed by the Fund over a period of not more than 60 months from the Fund's date of inception are listed below.



          FUND           ORGANIZATIONAL EXPENSES
-----------------------  -----------------------
  Strong Index 500 Fund                  $22,975



The Fund paid the following amounts for the time periods indicated for transfer agency and dividend disbursing and printing and mailing services:



 FISCAL YEAR    PER ACCOUNT   OUT-OF-POCKET  PRINTING/MAILING                 TOTAL COST AFTER
    ENDED       CHARGES ($)    EXPENSES ($)    SERVICES ($)      WAIVER ($)      WAIVER ($)
-------------  -------------  -------------  ----------------  -------------  ----------------
     2/28/98*         21,551          5,731               720          7,642            20,360



*  Commenced operations on May 1, 1997.



         MASTER PORTFOLIO TRANSFER AGENT AND DIVIDEND-DISBURSING AGENT



Investors Bank & Trust Company ("IBT"), 200 Clarendon Street, Boston, MA 02111, acts as transfer agent and dividend-disbursing agent for the Master Portfolio.


                        FUND SHAREHOLDER SERVICING AGENT

Under a Shareholder Servicing Agreement with the Fund dated April 30, 1997, Strong acts as shareholder servicing agent for the Fund. As shareholder servicing agent, Strong provides personal services to the Fund's shareholders and maintains the Fund's shareholder accounts. Such services include, (i) answering shareholder inquiries regarding account status and history, the manner in which purchases and redemptions of the Fund's shares may be effected, and certain other matters pertaining to the Fund; (ii) assisting shareholders in designating and changing dividend options, account designations and addresses; (iii) providing necessary personnel and facilities to coordinate the establishment and maintenance of shareholder accounts and records with the Fund's transfer agent; (iv) transmitting shareholders' purchase and redemption orders to the Fund's transfer agent; (v) arranging for the wiring or other transfer of funds to and from shareholder accounts in connection with shareholder orders to purchase or redeem shares of the Fund; (vi) verifying purchase and redemption orders, transfers among and changes in shareholder-designated accounts; (vii) informing the distributor of the Fund of the gross amount of purchase and redemption orders for the Fund's shares;
(viii) monitoring the activities of the Fund's transfer agent related to shareholders' accounts, and to statements, confirmations or other reports furnished to shareholders by the Fund's transfer agent; and (ix) providing such other related services as the Fund or a shareholder may reasonably request, to the extent permitted by applicable law.

As compensation for its services, the Fund pays Strong a monthly fee based on a percentage of the Fund's average daily net asset value. The annual rate is 0.25%. From time to time, Strong may voluntarily waive all or a portion of its shareholder servicing fee and/or absorb certain Fund expenses without further notification of the commencement or termination of such waiver or absorption. Any such waiver or absorption will temporarily lower the Fund's overall expense ratio and increase the Fund's overall return to investors.


The Fund paid the following servicing fees for the time periods indicated:




FISCAL YEAR ENDED
SERVICING FEE ($)
WAIVER($) BY STRONG   SERVICING FEE
AFTER WAIVER ($)
-----------------------  -----------------------  -----------------------  -------------------------------
               2/28/98*                   28,770                   28,770                                0



*  Commenced operations on May 1, 1997.


                                     TAXES

GENERAL


The Fund intends to qualify annually for treatment as a regulated investment company ("RIC") under the IRC. This qualification does not involve government supervision of the Fund's management practices or policies. The following federal tax discussion is intended to provide you with an overview of the impact of federal income tax provisions on the Fund or its shareholders. These tax provisions are subject to change by legislative or administrative action at the federal, state, or local level, and any changes may be applied retroactively. Any such action that limits or restricts the Fund's current ability to pass-through earnings without taxation at the Fund level, or otherwise materially changes the Fund's tax treatment, could adversely affect the value of a shareholder's investment in the Fund. Because the Fund's taxes are a complex matter, you should consult your tax adviser for more detailed information concerning the taxation of the Fund and the federal, state, and local tax consequences to shareholders of an investment in the Fund.



In order to qualify for treatment as a RIC under the IRC, the Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of taxable net investment income, net short-term capital gain, and net gains from certain foreign currency transactions, if applicable) ("Distribution Requirement") and must meet several additional requirements. These requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities (or foreign currencies if applicable) or other income (including gains from options, futures, or forward contracts) derived with respect to its business of investing in securities ("Income Requirement"); (2) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities, with these other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and (3) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer.



If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares.



The Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.




From time to time, BGFA may find it necessary to make certain types of investments for the purpose of ensuring that the Master Portfolio, and therefore the Fund, continues to qualify for treatment as a RIC under the Code. For purposes of complying with these qualification requirements the Fund will be deemed to own a proportionate share of the Master Portfolio.


                        DETERMINATION OF NET ASSET VALUE


The net asset value of the Fund will be determined as of the close of trading on each day the New York Stock Exchange ("NYSE") is open for trading. The NYSE is open for trading Monday through Friday except, New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. Additionally, if any of the aforementioned holidays falls on a Saturday, the NYSE will not be open for trading on the preceding Friday, and when any such holiday falls on a Sunday, the NYSE will not be open for trading on the succeeding Monday, unless unusual business conditions exist, such as the ending of a monthly or yearly accounting period.

ADDITIONAL SHAREHOLDER INFORMATION


TELEPHONE AND INTERNET EXCHANGE/REDEMPTION PRIVILEGES



The Fund employs reasonable procedures to confirm that instructions communicated by telephone or the Internet are genuine. The Fund may not be liable for losses due to unauthorized or fraudulent instructions. Such procedures include but are not limited to requiring a form of personal identification prior to acting on instructions received by telephone or the Internet, providing written confirmations of such transactions to the address of record, tape recording telephone instructions and backing up Internet transactions.



RIGHT OF SET-OFF



To the extent not prohibited by law, the Fund, any other Strong Fund, and Strong, each has the right to set-off against a shareholder's account balance with a Strong Fund, and redeem from such account, any debt the shareholder may owe any of these entities. This right applies even if the account is not identically registered.



BROKERS RECEIPT OF PURCHASE AND REDEMPTION ORDERS



The Fund has authorized certain brokers to accept purchase and redemption orders on the Fund's behalf. These brokers are, in turn, authorized to designate other intermediaries to accept purchase and redemption orders on the Fund's behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, accepts the order. Purchase and redemption orders received in this manner will be priced at the Fund's net asset value next computed after they are accepted by an authorized broker or the broker's authorized designee.


RETIREMENT PLANS


TRADITIONAL INDIVIDUAL RETIREMENT ACCOUNT (IRA): Everyone under age 70 1/2 with earned income may contribute to a tax-deferred Traditional IRA. The Strong Funds offer a prototype plan for you to establish your own Traditional IRA. You are allowed to contribute up to the lesser of $2,000 or 100% of your earned income each year to your Traditional IRA (or up to $4,000 between your Traditional IRA and your non-working spouses' Traditional IRA). Under certain circumstances, your contribution will be deductible.



ROTH IRA: Taxpayers, of any age, who have earned income, and whose adjusted gross income ("AGI") does not exceed $110,000 (single) or $160,000 (joint) can contribute to a Roth IRA. Allowed contributions begin to phase-out at $95,000 (single) or $150,000 (joint). You are allowed to contribute up to the lesser of $2,000 or 100% of earned income each year into a Roth IRA. If you also maintain a Traditional IRA, the maximum contribution to your Roth IRA is reduced by any contributions that you make to your Traditional IRA. Distributions from a Roth IRA, if they meet certain requirements, may be federally tax free. If your AGI is $100,000 or less, you can convert your Traditional IRAs into a Roth IRA. Conversions of earnings and deductible contributions are taxable in the year of the distribution. The early distribution penalty does not apply to amounts converted to a Roth IRA even if you are under age 59 1/2.



EDUCATION IRA: Taxpayers may contribute up to $500 per year into an Education IRA for the benefit of a child under age 18. Total contributions to any one child cannot exceed $500 per year. The contributor must have adjusted income under $110,000 (single) or $160,000 (joint) to contribute to an Education IRA. Allowed contributions begin to phase-out at $95,000 (single) or $150,000
(joint).   Withdrawals from the Education IRA to pay qualified higher education expenses are federally tax free. Any withdrawal in excess of higher education expenses for the year are potentially subject to tax and an additional 10% penalty.

DIRECT ROLLOVER IRA: To avoid the mandatory 20% federal withholding tax on distributions, you must transfer the qualified retirement or IRC section 403(b) plan distribution directly into an IRA. The distribution must be eligible for rollover. The amount of your Direct Rollover IRA contribution will not be included in your taxable income for the year.


SIMPLIFIED EMPLOYEE PENSION PLAN (SEP-IRA): A SEP-IRA plan allows an employer to make deductible contributions to separate IRA accounts established for each eligible employee.

SALARY REDUCTION SIMPLIFIED EMPLOYEE PENSION PLAN (SAR SEP-IRA): A SAR SEP-IRA plan is a type of SEP-IRA plan in which an employer may allow employees to defer part of their salaries and contribute to an IRA account. These deferrals
help lower the employees' taxable income.   Please note that you may no longer
open new SAR SEP-IRA plans (since December 31, 1996). However, employers with SAR SEP-IRA plans that were established prior to January 1, 1997 may still open accounts for new employees.

SIMPLIFIED INCENTIVE MATCH PLAN FOR EMPLOYEES (SIMPLE-IRA): A SIMPLE-IRA plan is a retirement savings plan that allows employees to contribute a percentage of their compensation, up to $6,000, on a pre-tax basis, to a SIMPLE-IRA account. The employer is required to make annual contributions to eligible employees' accounts. All contributions grow tax-deferred.

DEFINED CONTRIBUTION PLAN: A defined contribution plan allows self-employed individuals, partners, or a corporation to provide retirement benefits for themselves and their employees. Plan types include: profit-sharing plans, money purchase pension plans, and paired plans (a combination of a profit-sharing plan and a money purchase plan).

401(K) PLAN: A 401(k) plan is a type of profit-sharing plan that allows employees to have part of their salary contributed on a pre-tax basis to a retirement plan which will earn tax-deferred income. A 401(k) plan is funded by employee contributions, employer contributions, or a combination of both.


403(B)(7) PLAN: A 403(b)(7) plan is a tax-sheltered custodial account designed to qualify under section 403(b)(7) of the IRC and is available for use by employees of certain educational, non-profit, hospital, and charitable organizations.



ORGANIZATION



The Fund is either a "Corporation" or a "Series" of common stock of a Corporation, as described in the chart below:



                                 Incorporation  Date Series     Authorized        Par
          Corporation                 Date        Created         Shares       Value ($)
-------------------------------  -------------  -----------  ----------------  ---------
Strong Equity Funds, Inc.(1)        12/28/90                    Indefinite        .00001
- Strong Growth Fund*                             12/28/90      Indefinite        .00001
- Strong Value Fund*                              11/01/95      Indefinite        .00001
- Strong Small Cap Fund*                          11/01/95      Indefinite        .00001
- Strong Mid Cap Fund*                            10/28/96      Indefinite        .00001
- Strong Index 500 Fund                           04/08/97      Indefinite        .00001
- Strong Growth 20 Fund*                          06/04/97      Indefinite        .00001
- Strong Small Cap Value Fund*                    12/10/97      Indefinite        .00001
- Strong Dow 30 Value Fund*                       12/10/97      Indefinite        .00001
- Strong Strategic Growth Fund*                    5/4/98       Indefinite        .00001



*  Described in a different prospectus and SAI.


(1)  Prior to November 1, 1995, the Corporation's name was Strong Growth Fund,
Inc.



The Corporation is a Wisconsin corporation that is authorized to offer separate series of shares representing interests in separate portfolios of securities, each with differing investment objectives. The shares in any one portfolio may, in turn, be offered in separate classes, each with differing preferences, limitations or relative rights. However, the Articles of Incorporation for the Corporation provide that if additional series of shares are issued by the Corporation, such new series of shares may not affect the preferences, limitations or relative rights of the Corporation's outstanding shares. In addition, the Board of Directors of the

Corporation is authorized to allocate assets, liabilities, income and expenses to each series and class. Classes within a series may have different expense arrangements than other classes of the same series and, accordingly, the net asset value of shares within a series may differ. Finally, all holders of shares of the Corporation may vote on each matter presented to shareholders for action except with respect to any matter which affects only one or more series or class, in which case only the shares of the affected series or class are entitled to vote. Fractional shares have the same rights proportionately as do full shares. Shares of the Corporation have no preemptive, conversion, or subscription rights. If the Corporation issues additional series, the assets belonging to each series of shares will be held separately by the custodian, and in effect each series will be a separate fund.



                              SHAREHOLDER MEETINGS


The Wisconsin Business Corporation Law permits registered investment companies, such as the Fund, to operate without an annual meeting of shareholders under specified circumstances if an annual meeting is not required by the 1940 Act. The Fund has adopted the appropriate provisions in its Bylaws and may, at its discretion, not hold an annual meeting in any year in which the election of directors is not required to be acted on by shareholders under the 1940 Act.


The Fund's Bylaws allow for a director to be removed by its shareholders with or without cause, only at a meeting called for the purpose of removing the director. Upon the written request of the holders of shares entitled to not less than ten percent (10%) of all the votes entitled to be cast at such meeting, the Secretary of the Fund shall promptly call a special meeting of shareholders for the purpose of voting upon the question of removal of any director. The Secretary shall inform such shareholders of the reasonable estimated costs of preparing and mailing the notice of the meeting, and upon payment to the Fund of such costs, the Fund shall give not less than ten nor more than sixty days notice of the special meeting.



                        MASTER PORTFOLIO ORGANIZATION


The Master Portfolio is a series of Master Investment Portfolio ("MIP"), an open-end, series management investment company organized as Delaware business trust. MIP was organized on October 21 1993. In accordance with Delaware law and in connection with the tax treatment sought by MIP, the Declaration of Trust provides that its investors are personally responsible for Trust liabilities and obligations, but only to the extent the Trust property is insufficient to satisfy such liabilities and obligations. The Declaration of Trust also provides that MIP must maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its investors, trustees, officers, employees and agents covering possible tort and other liabilities, and that investors will be indemnified to the extent they are held liable for a disproportionate share of MIP's obligations. Thus, the risk of an investor incurring financial loss on account of investor liability is limited to circumstances in which both inadequate insurance existed and MIP itself was unable to meet its obligations.

The Declaration of Trust further provide that obligations of MIP are not binding upon its trustees individually but only upon the property of MIP and that the trustees will not be liable for any action or failure to act, but nothing in the Declarations of Trust protects a trustee against any liability to which the trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the trustee's office.

The interests in the Master Portfolio have substantially identical voting and other rights as those rights enumerated above for shares of the Fund. MIP is generally not required to hold annual meetings, but is required by Section 16(c) of the 1940 Act to hold a special meeting and assist investor communications under certain circumstances. Whenever the Fund is requested to vote on a matter with respect to the Master Portfolio, the Fund will hold a meeting of Fund shareholders and will cast its votes as instructed by such shareholders.

In a situation where the Fund does not receive instruction from certain of its shareholders on how to vote the corresponding shares of the Master Portfolio, such Fund will vote such shares in the same proportion as the shares for which the Fund does receive voting instructions.

                          PERFORMANCE INFORMATION



The Strong Funds may advertise a variety of types of performance information as more fully described below. The Fund's performance is historical and past performance does not guarantee the future performance of the Fund. From time to time, Strong may agree to waive or reduce its management fee and/or to absorb certain operating expenses for the Fund. Waivers of management fees and absorption of expenses will have the effect of increasing the Fund's performance.



DISTRIBUTION RATE



The distribution rate for the Fund is computed, according to a non-standardized formula, by dividing the total amount of actual distributions per share paid by the Fund over a twelve month period by the Fund's net asset value on the last day of the period. The distribution rate differs from the Fund's yield because the distribution rate includes distributions to shareholders from sources other than dividends and interest, such as short-term capital gains. Therefore, the Fund's distribution rate may be substantially different than its yield. Both the Fund's yield and distribution rate will fluctuate.


AVERAGE ANNUAL TOTAL RETURN


The Fund's average annual total return quotation is computed in accordance with a standardized method prescribed by rules of the SEC. The average annual total return for the Fund for a specific period is calculated by first taking a hypothetical $10,000 investment ("initial investment") in the Fund's shares on the first day of the period and computing the "redeemable value" of that investment at the end of the period. The redeemable value is then divided by the initial investment, and this quotient is taken to the Nth root (N representing the number of years in the period) and 1 is subtracted from the result, which is then expressed as a percentage. The calculation assumes that all income and capital gains dividends paid by the Fund have been reinvested at net asset value on the reinvestment dates during the period.


TOTAL RETURN


Calculation of the Fund's total return is not subject to a standardized formula. Total return performance for a specific period is calculated by first taking an investment (assumed below to be $10,000) ("initial investment") in the Fund's shares on the first day of the period and computing the "ending value" of that investment at the end of the period. The total return percentage is then determined by subtracting the initial investment from the ending value and dividing the remainder by the initial investment and expressing the result as a percentage. The calculation assumes that all income and capital gains dividends paid by the Fund have been reinvested at net asset value of the Fund on the reinvestment dates during the period. Total return may also be shown as the increased dollar value of the hypothetical investment over the period.


CUMULATIVE TOTAL RETURN

Cumulative total return represents the simple change in value of an investment over a stated period and may be quoted as a percentage or as a dollar amount. Total returns and cumulative total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship between these factors and their contributions to total return.


TOTAL RETURN



INDEX 500 FUND



                Initial $10,000    Ending $ value     Cumulative       Average Annual
  Time Period      Investment    February 28, 1998    Total Return      Total Return
--------------  ---------------  -----------------  ---------------  ------------------
 Life of Fund*          $10,000            $13,270           32.71%                 N/A
--------------  ---------------  -----------------  ---------------  ------------------



*  Commenced operations on May 1, 1997.




COMPARISONS



U.S. TREASURY BILLS, NOTES, OR BONDS. Investors may want to compare the performance of the Fund to that of U.S. Treasury bills, notes, or bonds, which are issued by the U.S. Government. Treasury obligations are issued in selected denominations. Rates of Treasury obligations are fixed at the time of issuance and payment of principal and interest is backed by the full faith and credit of the Treasury. The market value of such instruments will generally fluctuate inversely with interest rates prior to maturity and will equal par value at maturity. Generally, the values of obligations with shorter maturities will fluctuate less than those with longer maturities.


CERTIFICATES OF DEPOSIT. Investors may want to compare the Fund's performance to that of certificates of deposit offered by banks and other depositary institutions. Certificates of deposit may offer fixed or variable interest rates and principal is guaranteed and may be insured. Withdrawal of the deposits prior to maturity normally will be subject to a penalty. Rates offered by banks and other depositary institutions are subject to change at any time specified by the issuing institution.



MONEY MARKET FUNDS. Investors may also want to compare performance of the Fund to that of money market funds. Money market fund yields will fluctuate and shares are not insured, but share values usually remain stable.



LIPPER ANALYTICAL SERVICES, INC. ("LIPPER") AND OTHER INDEPENDENT RANKING ORGANIZATIONS. From time to time, in marketing and other fund literature, the Fund's performance may be compared to the performance of other mutual funds in general or to the performance of particular types of mutual funds with similar investment goals, as tracked by independent organizations. Among these organizations, Lipper, a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets, may be cited. Lipper performance figures are based on changes in net asset value, with all income and capital gains dividends reinvested. Such calculations do not include the effect of any sales charges imposed by other funds. The Fund will be compared to Lipper's appropriate fund category, that is, by fund objective and portfolio holdings. The Fund's performance may also be compared to the average performance of its Lipper category.



MORNINGSTAR, INC. The Fund's performance may also be compared to the performance of other mutual funds by Morningstar, Inc., which rates funds on the basis of historical risk and total return. Morningstar's ratings range from five stars (highest) to one star (lowest) and represent Morningstar's assessment of the historical risk level and total return of a fund as a weighted average for 3, 5, and 10 year periods. Ratings are not absolute and do not represent future results.



INDEPENDENT SOURCES. Evaluations of fund performance made by independent sources may also be used in advertisements concerning the Fund, including reprints of, or selections from, editorials or articles about the Fund, especially those with similar objectives. Sources for fund performance and articles about the Fund may include publications such as Money, Forbes, Kiplinger's, Smart Money, Financial World, Business Week, U.S. News and World Report, The Wall Street Journal, Barron's, and a variety of investment newsletters.



INDICES. The Fund may compare its performance to a wide variety of indices. There are differences and similarities between the investments that a Fund may purchase and the investments measured by the indices.



HISTORICAL ASSET CLASS RETURNS. From time to time, marketing materials may portray the historical returns of various asset classes. Such presentations will typically compare the average annual rates of return of inflation, U.S. Treasury bills, bonds, common stocks, and small stocks. There are important differences between each of these investments that should be considered in viewing any such comparison. The market value of stocks will fluctuate with market conditions, and small-stock prices generally will fluctuate more than large-stock prices. Stocks are generally more volatile than bonds. In return for this volatility, stocks have generally performed better than bonds or cash over time. Bond prices generally will fluctuate inversely with interest rates and other market conditions, and the prices of bonds with longer maturities generally will fluctuate more than those of shorter-maturity bonds. Interest rates for bonds may be fixed at the time of issuance, and payment of principal and interest may be guaranteed by the issuer and, in the case of U.S. Treasury obligations, backed by the full faith and credit of the U.S. Treasury.




STRONG FUNDS.   The Strong Funds offer a comprehensive range of conservative to aggressive investment options. The Strong Funds and their investment objectives are listed below. The Funds are listed in ascending order of risk and return, as determined by the Funds' Advisor.



FUND NAME                    INVESTMENT OBJECTIVE


Strong Step 1 Money Fund     Current income, a stable share price, and daily liquidity.
---------------------------  ----------------------------------------------------------


Strong Money Market Fund                                            Current income, a stable share price, and daily liquidity.
---------------------------------------  -------------------------------------------------------------------------------------
Strong Heritage Money Fund                                          Current income, a stable share price, and daily liquidity.
---------------------------------------  -------------------------------------------------------------------------------------
Strong Municipal Money Market Fund             Federally tax-exempt current income, a stable share-price, and daily liquidity.
---------------------------------------  -------------------------------------------------------------------------------------
Strong Municipal Advantage Fund                      Federally tax-exempt current income with a very low degree of share-price fluctuation.
---------------------------------------  -------------------------------------------------------------------------------------
Strong Advantage Fund                                        Current income with a very low degree of share-price fluctuation.
---------------------------------------  -------------------------------------------------------------------------------------
Strong Short-Term Municipal Bond             Total return by investing for a high level of federally tax-exempt current income
Fund                                                                             with a low degree of share-price fluctuation.
---------------------------------------  -------------------------------------------------------------------------------------
Strong Short-Term Bond Fund                  Total return by investing for a high level of current income with a low degree of share-price fluctuation.
---------------------------------------  -------------------------------------------------------------------------------------
Strong Short-Term Global Bond Fund       Total return by investing for a high level of income with a low degree of share-price fluctuation.
---------------------------------------  -------------------------------------------------------------------------------------
Strong Short-Term High Yield                 Total return by investing for a high level of federally tax-exempt current income
Municipal Fund                                                              with a moderate degree of share-price fluctuation.
---------------------------------------  -------------------------------------------------------------------------------------
Strong Short-Term High Yield Bond          Total return by investing for a high level of current income with a moderate degree
Fund                                                                                               of share-price fluctuation.
---------------------------------------  -------------------------------------------------------------------------------------
Strong Government Securities Fund          Total return by investing for a high level of current income with a moderate degree of share-price fluctuation.
---------------------------------------  -------------------------------------------------------------------------------------
Strong Municipal Bond Fund                 Total return by investing for a high level of federally tax-exempt current income with a moderate degree of share-price fluctuation.
---------------------------------------  -------------------------------------------------------------------------------------
Strong Corporate Bond Fund                 Total return by investing for a high level of current income with a moderate degree of share-price fluctuation.
---------------------------------------  -------------------------------------------------------------------------------------
Strong High-Yield Municipal Bond            Total return by investing for a high level of federally tax-exempt current income.
Fund
---------------------------------------  -------------------------------------------------------------------------------------
Strong High-Yield Bond Fund                   Total return by investing for a high level of current income and capital growth.
---------------------------------------  -------------------------------------------------------------------------------------
Strong Global High-Yield Bond Fund            Total return by investing for a high level of current income and capital growth.
---------------------------------------  -------------------------------------------------------------------------------------
Strong International Bond Fund                        High total return by investing for both income and capital appreciation.
---------------------------------------  -------------------------------------------------------------------------------------
Strong Asset Allocation Fund                             High total return consistent with reasonable risk over the long term.
---------------------------------------  -------------------------------------------------------------------------------------
Strong Equity Income Fund                                        Total return by investing for both income and capital growth.
---------------------------------------  -------------------------------------------------------------------------------------

Strong American Utilities Fund           Total return by investing for both income and capital growth.
---------------------------------------  -------------------------------------------------------------------------------
Strong Blue Chip 100 Fund                Total return by investing for both income and capital growth.
---------------------------------------  -------------------------------------------------------------------------------
Strong Limited Resources Fund            Total return by investing for both capital growth and income.
---------------------------------------  -------------------------------------------------------------------------------
Strong Total Return Fund                 High total return by investing for capital growth and income.
---------------------------------------  -------------------------------------------------------------------------------
Strong Growth and Income Fund            High total return by investing for capital growth and income.
---------------------------------------  -------------------------------------------------------------------------------
Strong Index 500 Fund                    To approximate as closely as practicable (before fees and expenses) the capitalization-weighted total rate of return of that portion of the U.S. market for publicly traded common stocks composed of the larger capitalized companies.
---------------------------------------  -------------------------------------------------------------------------------
Strong Schafer Balanced Fund             Total return by investing for both income and capital growth.
---------------------------------------  -------------------------------------------------------------------------------
Strong Schafer Value Fund                Long-term capital appreciation principally through investment in common stocks and other equity securities.  Current income is a secondary objective.
---------------------------------------  -------------------------------------------------------------------------------
Strong Dow 30 Value Fund                 Capital growth.
---------------------------------------  -------------------------------------------------------------------------------
Strong Value Fund                        Capital growth.
---------------------------------------  -------------------------------------------------------------------------------
Strong Opportunity Fund                  Capital growth.
---------------------------------------  -------------------------------------------------------------------------------
Strong Mid Cap Fund                      Capital growth.
---------------------------------------  -------------------------------------------------------------------------------
Strong Common Stock Fund*                Capital growth.
---------------------------------------  -------------------------------------------------------------------------------
Strong Strategic Growth Fund             Capital growth.
---------------------------------------  -------------------------------------------------------------------------------
Strong Small Cap Value Fund              Capital growth.
---------------------------------------  -------------------------------------------------------------------------------
Strong Growth Fund                       Capital growth.
---------------------------------------  -------------------------------------------------------------------------------
Strong Discovery Fund                    Capital growth.
---------------------------------------  -------------------------------------------------------------------------------
Strong Small Cap Fund                    Capital growth.
---------------------------------------  -------------------------------------------------------------------------------

Strong Growth 20 Fund                    Capital growth.
---------------------------------------  -------------------------------------------------------------------------------
Strong International Stock Fund          Capital growth.
---------------------------------------  -------------------------------------------------------------------------------
Strong Foreign MajorMarketsSM Fund       Capital growth.
---------------------------------------  -------------------------------------------------------------------------------
Strong Overseas Fund                     Capital growth.
---------------------------------------  -------------------------------------------------------------------------------
Strong Asia Pacific Fund                 Capital growth.
---------------------------------------  -------------------------------------------------------------------------------



* The Fund is closed to new investors, except the Fund may continue to offer its shares through certain 401(k) plans and similar company-sponsored retirement plans.



Strong also serves as investment adviser to several management investment companies, some of which fund variable annuity separate accounts of certain insurance companies.


The Fund may from time to time be compared to other Strong Funds based on a risk/reward spectrum. In general, the amount of risk associated with any investment product is commensurate with that product's potential level of reward. The Strong Funds risk/reward continuum or any Fund's position on the continuum may be described or diagrammed in marketing materials. The Strong Funds risk/reward continuum positions the risk and reward potential of each Strong Fund relative to the other Strong Funds, but is not intended to position any Strong Fund relative to other mutual funds or investment products. Marketing materials may also discuss the relationship between risk and reward as it relates to an individual investor's portfolio.


TYING TIME FRAMES TO YOUR GOALS. There are many issues to consider as you make your investment decisions, including analyzing your risk tolerance, investing experience, and asset allocations. You should start to organize your investments by learning to link your many financial goals to specific time frames. Then you can begin to identify the appropriate types of investments to help meet your goals. As a general rule of thumb, the longer your time horizon, the more price fluctuation you will be able to tolerate in pursuit of higher returns. For that reason, many people with longer-term goals select stocks or long-term bonds, and many people with nearer-term goals match those up with for instance, short-term bonds. Strong developed the following suggested holding periods to help our investors set realistic expectations for both the risk and reward potential of our funds. (See table below.) Of course, time is just one element to consider when making your investment decision.


                 STRONG FUNDS SUGGESTED MINIMUM HOLDING PERIODS


        UNDER 1 YEAR                    1 TO 2 YEARS                    4 TO 7 YEARS                5 OR MORE YEARS
----------------------------  -------------------------------  ------------------------------  -------------------------
Money Market Fund                              Advantage Fund  Government Securities Fund      Asset Allocation Fund
Heritage Money Fund                  Municipal Advantage Fund  Municipal Bond Fund             American Utilities Fund
Municipal Money Market Fund                                    Corporate Bond Fund             Index 500 Fund
Step 1 Money Fund                                2 TO 4 YEARS  International Bond Fund         Total Return Fund
                                         Short-Term Bond Fund  High-Yield Municipal Bond Fund  Opportunity Fund
                               Short-Term Municipal Bond Fund  High-Yield Bond Fund            Growth Fund
                                  Short-Term Global Bond Fund  Global High-Yield Bond Fund     Common Stock Fund*
                              Short-Term High Yield Bond Fund                                  Discovery Fund
                              Short-Term High Yield Municipal                                  International Stock Fund
                                                         Fund                                  Asia Pacific Fund
                                                                                               Value Fund
                                                                                               Small Cap Fund
                                                                                               Growth and Income Fund
                                                                                               Equity Income Fund
                                                                                               Mid Cap Fund
                                                                                               Schafer Value Fund
                                                                                               Growth 20 Fund
                                                                                               Blue Chip 100 Fund
                                                                                               Small Cap Value Fund
                                                                                               Dow 30 Value Fund
                                                                                               Schafer Balanced Fund
                                                                                               Limited Resources Fund
                                                                                               Overseas Fund
                                                                                               Foreign MajorMarketsSM
                                                                                               Fund
                                                                                               Strategic Growth Fund

* This Fund is closed to new investors, except the Fund may continue to offer its shares through certain 401(k) plans and similar company-sponsored retirement plans.


ADDITIONAL FUND INFORMATION


PORTFOLIO CHARACTERISTICS. In order to present a more complete picture of the Fund's portfolio, marketing materials may include various actual or estimated portfolio characteristics, including but not limited to median market capitalizations, earnings per share, alphas, betas, price/earnings ratios, returns on equity, dividend yields, capitalization ranges, growth rates, price/book ratios, top holdings, sector breakdowns, asset allocations, quality breakdowns, and breakdowns by geographic region.



MEASURES OF VOLATILITY AND RELATIVE PERFORMANCE. Occasionally statistics may be used to specify fund volatility or risk. The general premise is that greater volatility connotes greater risk undertaken in achieving performance. Measures of volatility or risk are generally used to compare the Fund's net asset value or performance relative to a market index. One measure of volatility is beta. Beta is the volatility of a fund relative to the total market as represented by the Standard & Poor's 500 Stock Index. A beta of more than 1.00 indicates volatility greater than the market, and a beta of less than 1.00 indicates volatility less than the market. Another measure of volatility or risk is standard deviation. Standard deviation is a statistical tool that measures the degree to which a fund's performance has varied from its average performance during a particular time period.


Standard deviation is calculated using the following formula:

     Standard deviation = the square root of  S(xi - xm)2
                                                  n-1


Where:     S = "the sum of",

     xi = each individual return during the time period, xm = the average return over the time period, and n = the number of individual returns during the time period.


Statistics may also be used to discuss the Fund's relative performance. One such measure is alpha. Alpha measures the actual return of a fund compared to the expected return of a fund given its risk (as measured by beta). The expected return is based on how the market as a whole performed, and how the particular fund has historically performed against the market. Specifically, alpha is the actual return less the expected return. The expected return is computed by multiplying the advance or decline in a market representation by the Fund's beta. A positive alpha quantifies the value that the fund manager has added, and a negative alpha quantifies the value that the fund manager has lost.


Other measures of volatility and relative performance may be used as appropriate. However, all such measures will fluctuate and do not represent future results.




                              GENERAL INFORMATION


BUSINESS PHILOSOPHY



Strong is an independent, Midwestern-based investment advisor, owned by professionals active in its management. Recognizing that investors are the focus of its business, Strong strives for excellence both in investment management and in the service provided to investors. This commitment affects many aspects of the business, including professional staffing, product development, investment management, and service delivery.



The increasing complexity of the capital markets requires specialized skills and processes for each asset class and style. Therefore, Strong believes that active management should produce greater returns than a passively managed index. Strong has brought together a group of top-flight investment professionals with diverse product expertise, and each concentrates on their investment specialty. Strong believes that people are the firm's most important asset. For this reason, continuity of professionals is critical to the firm's long-term success.



INVESTMENT ENVIRONMENT



Discussions of economic, social, and political conditions and their impact on the Fund may be used in advertisements and sales materials. Such factors that may impact the Fund include, but are not limited to, changes in interest rates, political developments, the competitive environment, consumer behavior, industry trends, technological advances, macroeconomic trends, and the supply and demand of various financial instruments. In addition, marketing materials may cite the portfolio management's views or interpretations of such factors.


EIGHT BASIC PRINCIPLES FOR SUCCESSFUL MUTUAL FUND INVESTING
These common sense rules are followed by many successful investors. They make sense for beginners, too. If you have a question on these principles, or would like to discuss them with us, please contact us at 1-800-368-3863.


1. HAVE A PLAN - even a simple plan can help you take control of your financial future. Review your plan once a year, or if your circumstances change.

2. START INVESTING AS SOON AS POSSIBLE. Make time a valuable ally. Let it put the power of compounding to work for you, while helping to reduce your potential investment risk.



3. DIVERSIFY YOUR PORTFOLIO. By investing in different asset classes - stocks, bonds, and cash - you help protect against poor performance in one type of investment while including investments most likely to help you achieve your important goals.



4. INVEST REGULARLY. Investing is a process, not a one-time event. By investing regularly over the long term, you reduce the impact of short-term market gyrations, and you attend to your long-term plan before you're tempted to spend those assets on short-term needs.



5. MAINTAIN A LONG-TERM PERSPECTIVE. For most individuals, the best discipline is staying invested as market conditions change. Reactive, emotional investment decisions are all too often a source of regret - and principal loss.



6. CONSIDER STOCKS TO HELP ACHIEVE MAJOR LONG-TERM GOALS. Over time, stocks have provided the more powerful returns needed to help the value of your investments stay well ahead of inflation.



7. KEEP A COMFORTABLE AMOUNT OF CASH IN YOUR PORTFOLIO. To meet current needs, including emergencies, use a money market fund or a bank account - not your long-term investment assets.



8. KNOW WHAT YOU'RE BUYING. Make sure you understand the potential risks and rewards associated with each of your investments. Ask questions... request information...make up your own mind. And choose a fund company that helps you make informed investment decisions.


STRONG RETIREMENT PLAN SERVICES
Strong Retirement Plan Services offers a full menu of high quality, affordable retirement plan options, including traditional money purchase pension and profit sharing plans, 401(k) plans, simplified employee pension plans, salary reduction plans, Keoghs, and 403(b) plans. Retirement plan specialists are available to help companies determine which type of retirement plan may be appropriate for their particular situation.


MARKETS. The retirement plan services provided by Strong focus on four distinct markets, based on the belief that a retirement plan should fit the customer's needs, not the other way around.


1. SMALL COMPANY PLANS. Small company plans are designed for companies with 1-50 plan participants. The objective is to incorporate the features and benefits typically reserved for large companies, such as sophisticated recordkeeping systems, outstanding service, and investment expertise, into a small company plan without administrative hassles or undue expense. Small company plan sponsors receive a comprehensive plan administration manual as well as toll-free telephone support.


2. LARGE COMPANY PLANS. Large company plans are designed for companies with between 51 and 1,000 plan participants. Each large company plan is assigned a team of professionals consisting of an account manager, who is typically an attorney, CPA, or holds a graduate degree in business, a conversion specialist (if applicable), an accounting manager, a legal/technical manager, and an education/communications educator.


3.     WOMEN-OWNED BUSINESSES.


4.     NON-PROFIT AND EDUCATIONAL ORGANIZATIONS (THE 403(B) MARKET).



TURNKEY APPROACH. The retirement plans offered by Strong are designed to be streamlined and simple to administer. To this end, Strong has invested heavily in the equipment, systems, and people necessary to adopt or convert a plan, and to keep it running smoothly. Strong provides all aspects of the plan, including plan design, administration, recordkeeping, and investment management. To streamline plan design, Strong provides customizable IRS-approved prototype documents. Strong's services also include annual government reporting and testing as well as daily valuation of each participant's account. This structure is intended to eliminate the confusion and complication often associated with dealing with multiple vendors. It is also designed to save plan sponsors time and expense.

Strong strives to provide one-stop retirement savings programs that combine the advantages of proven investment management, flexible plan design, and a wide range of investment options. The open architecture design of the plans allow for the use of the family of mutual funds managed by Strong as well as a stable asset value option. Large company plans may supplement these options with their company stock (if publicly traded) or funds from other well-known mutual fund families.


EDUCATION. Participant education and communication is key to the success of any retirement program, and therefore is one of the most important services that Strong provides. Strong's goal is twofold: to make sure that plan participants fully understand their options and to educate them about the lifelong investment process. To this end, Strong provides attractive, readable print materials that are supplemented with audio and video tapes, and retirement education programs.



SERVICE. Strong's goal is to provide a world class level of service. One aspect of that service is an experienced, knowledgeable team that provides ongoing support for plan sponsors, both at adoption or conversion and throughout the life of a plan. Strong is committed to delivering accurate and timely information, evidenced by straightforward, complete, and understandable reports, participant account statements, and plan summaries.


Strong has designed both "high-tech" and "high-touch" systems, providing an automated telephone system as well as personal contact. Participants can access daily account information, conduct transactions, or have questions answered in the way that is most comfortable for them.

STRONG FINANCIAL ADVISORS GROUP

The Strong Financial Advisors Group is dedicated to helping financial advisors better serve their clients. Financial advisors receive regular updates on the mutual funds managed by Strong, access to portfolio managers through special conference calls, consolidated mailings of duplicate confirmation statements, access to Strong's network of regional representatives, and other specialized services. For more information on the Strong Financial Advisors Group, call 1-800-368-1683.


                            INDEPENDENT ACCOUNTANTS

KPMG Peat Marwick LLP, Three Embarcadero Center, San Francisco, California 94111, have been selected as the independent accountants for the Fund and the Master Portfolio, providing audit services and assistance and consultation with respect to the preparation of filings with the SEC.

                                 LEGAL COUNSEL

Godfrey & Kahn, S.C., 780 North Water Street, Milwaukee, Wisconsin 53202, acts as legal counsel for the Fund.



                              FINANCIAL STATEMENTS


The Annual Report for the Fund and the Master Investment Portfolio - S&P 500 Index Master Portfolio that is attached to this SAI contains the following audited financial information:



1.     Schedule of Investments in Securities.
2.     Statements of Operations.
3.     Statements of Assets and Liabilities.
4.     Statements of Changes in Net Assets.
5.     Notes to Financial Statements.
6.     Financial Highlights.
7.     Report of Independent Accountants.

                           STRONG EQUITY FUNDS, INC.

                                     PART C
                               OTHER INFORMATION

Item 24.  FINANCIAL STATEMENTS AND EXHIBITS

     (a)     Financial Statements

          (1) Strong Growth, Growth 20, Mid Cap, Small Cap, and Value Funds (all included or incorporated by reference in Parts A & B) (Audited)


               Schedules of Investments in Securities
               Statements of Operations
               Statements of Assets and Liabilities
               Statements of Changes in Net Assets
               Notes to Financial Statements
               Financial Highlights
               Report of Independent Accountants

Incorporated by reference to the Annual Report to Shareholders of the Strong Growth Funds dated December 31, 1997, pursuant to Rule 411 under the Securities Act of 1933. (File Nos. 33-70764 and 811-8100)

(2) Strong Index 500 Fund (all included or incorporated by reference in Parts A & B) (Audited)

Schedule of Investments in Securities
Statement of Operations
Statement of Assets and Liabilities
Statement of Changes in Net Assets
Notes to Financial Statements
Financial Highlights
Report of Independent Accountants

     Incorporated by reference to the Annual Report to Shareholders of The Strong Index 500 Fund dated February 28, 1998, pursuant to Rule 411 under the Securities Act of 1933. (File Nos. 33-70764 and 811-8100)

          (3)     Strong Small Cap Value, Dow 30 Value, and Strategic Growth
Funds

               Inapplicable

     (b)     Exhibits

          (1)     Articles of Incorporation dated July 31, 1996(4)
          (1.1)     Amendment to Articles of Incorporation dated October 22,
1996(5)
          (1.2)     Amendment to Articles of Incorporation dated April 4,
1997(7)
          (1.3)     Amendment to Articles of Incorporation dated June 24,
1997(8)
          (1.4)     Amendment to Articles of Incorporation dated December 9,
1997(9)
          (1.5)     Amendment to Articles of Incorporation dated May 4,
1998(10)
          (2)     Bylaws dated October 20, 1995(1)
          (2.1)     Amendment to Bylaws dated May 1, 1998(10)

          (3)     Inapplicable
          (4)     Specimen Stock Certificate(1)
          (5)     Investment Advisory Agreement(1) [Excluding Index 500 Fund.]
          (5.1)     Subadvisory Agreement (Value Fund)(1)
          (5.2)     Subadvisory Agreement (Dow 30 Value Fund)(9)
          (6)     Distribution Agreement(1)
          (7)     Inapplicable
          (8.1)     Custody Agreement with Firstar (Growth, Value, Small Cap,
Mid Cap, Growth 20, and                     Strategic Growth Funds) (3)
          (8.2)     Global Custody Agreement with Brown Brothers Harriman & Co.
(Growth, Small Cap,                     Mid Cap, Growth 20, and Strategic
Growth Funds)(3)
          (8.3)     Custody Agreement with Investors Bank and Trust (Index 500
Fund)(7)
          (9)     Shareholder Servicing Agent Agreement (relating to transfer
and dividend-disbursing                     agent activities)[Excluding Index
500 Fund](1)
          (9.1)     Shareholder Servicing Agent Agreement (relating to personal
services provided to                          shareholders)[Index 500 Fund](7)
          (10)     Inapplicable
     (11)     Consent of Independent Accountants
          (12)     Inapplicable
          (13)     Inapplicable
          (14)     Inapplicable
          (15)     Inapplicable
          (16)     Computation of Performance Figures
          (17)     Financial Data Schedule
          (18)     Inapplicable
          (19)     Power of Attorney for the Registrant dated December 27,
1996(5)
          (19.1)     Power of Attorney for the Master Investment Portfolio
dated February 13, 1997(7)
          (20)     Letter of Representation
          (21.1)     Code of Ethics for Access Persons dated October 18,
1996(5)
          (21.2)     Code of Ethics for Non-Access Persons dated October 18,
1996(5)
__________________________

(1) Incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A filed on or about December 15, 1995.

(2) Incorporated herein by reference to Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A filed on or about April 25, 1996.

(3) Incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-1A filed on or about July 30, 1996.

(4) Incorporated herein by reference to Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A filed on or about October 17, 1996.

(5) Incorporated herein by reference to Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A filed on or about December 30, 1996.

(6) Incorporated herein by reference to Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A filed on or about February 14, 1997.

(7) Incorporated herein by reference to Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A filed on or about April 25, 1997.

(8) Incorporated herein by reference to Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A filed on or about June 27, 1997.

(9) Incorporated herein by reference to Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A filed on or about December 24, 1997.

(10) Incorporated herein by reference to Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A filed on or about May 18, 1998.

Item 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

     Registrant neither controls any person nor is under common control with any other person.

Item 26.  NUMBER OF HOLDERS OF SECURITIES

                                        Number of Record Holders
               TITLE OF CLASS                     AS OF MAY 31, 1998

          Common Stock, $.00001 par value

     Strong Growth Fund     117,352
     Strong Small Cap Fund     13,349
     Strong Value Fund     6,325
     Strong Mid Cap Fund     2,483
     Strong Index 500 Fund     5,837
     Strong Growth 20 Fund     5,333
     Strong Small Cap Value Fund     2,471
     Strong Dow 30 Value Fund     4,173
     Strong Strategic Growth Fund     0

Item 27.  INDEMNIFICATION

     Officers and directors are insured under a joint errors and omissions insurance policy underwritten by American International Group and Great American Insurance Company in the aggregate amount of $100,000,000, subject to certain deductions. Pursuant to the authority of the Wisconsin Business Corporation Law ("WBCL"), Article VII of Registrant's Bylaws provides as follows:

ARTICLE VII.  INDEMNIFICATION OF OFFICERS AND DIRECTORS

          SECTION 7.01. MANDATORY INDEMNIFICATION. The Corporation shall indemnify, to the full extent permitted by the WBCL, as in effect from time to time, the persons described in Sections 180.0850 through 180.0859 (or any successor provisions) of the WBCL or other provisions of the law of the State of Wisconsin relating to indemnification of directors and officers, as in effect from time to time. The indemnification afforded such persons by this section shall not be exclusive of other rights to which they may be entitled as a matter of law.

          SECTION 7.02. PERMISSIVE SUPPLEMENTARY BENEFITS. The Corporation may, but shall not be required to, supplement the right of indemnification under Section 7.01 by (a) the purchase of insurance on behalf of any one or more of such persons, whether or not the Corporation would be obligated to indemnify such person under Section 7.01; (b) individual or group indemnification agreements with any one or more of such persons; and (c) advances for related expenses of such a person.

          SECTION 7.03. AMENDMENT. This Article VII may be amended or repealed only by a vote of the shareholders and not by a vote of the Board of Directors.

          SECTION 7.04. INVESTMENT COMPANY ACT. In no event shall the Corporation indemnify any person hereunder in contravention of any provision of the Investment Company Act.

Item 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR

     GROWTH, GROWTH 20, SMALL CAP, SMALL CAP VALUE, AND MID CAP FUNDS

     The information contained under "About the Funds - Management" in the Prospectus and under "Directors and Officers," "Investment Advisor," and "Distributor" in the Statement of Additional Information is hereby incorporated by reference pursuant to Rule 411 under the Securities Act of 1933.

     VALUE FUND

     The information contained under "About the Fund - Management" in the Prospectus and under "Directors and Officers," "Investment Advisor," "Subadvisor," and "Distributor" in the Statement of Additional Information is hereby incorporated by reference pursuant to Rule 411 under the Securities Act of 1933.

     INDEX 500 FUND

     The information contained under "About the Fund - Management" in the Prospectus and under "Directors and Officers" and "Investment Advisor" in the Statement of Additional Information is hereby incorporated by reference pursuant to Rule 411 under the Securities Act of 1933.

     DOW 30 VALUE FUND

     The information contained under "About the Fund - Management" in the Prospectus and under "Directors and Officers of the Fund" and "Investment Advisor, Subadvisor, and Distributor" in the Statement of Additional Information is hereby incorporated by reference pursuant to Rule 411 under the Securities Act of 1933.

     STRATEGIC GROWTH FUND

     The information contained under "About the Fund - Management" in the Prospectus and under "Directors and Officers," "Investment Advisor," and "Distributor" in the Statement of Additional Information is hereby incorporated by reference pursuant to Rule 411 under the Securities Act of 1933.

Item 29.  PRINCIPAL UNDERWRITERS

     (a) Strong Funds Distributors, Inc., principal underwriter for Registrant, also serves as principal underwriter for Strong Advantage Fund, Inc.; Strong Asia Pacific Fund, Inc.; Strong Asset Allocation Fund, Inc.; Strong Common Stock Fund, Inc.; Strong Conservative Equity Funds, Inc.; Strong Corporate Bond Fund, Inc.; Strong Discovery Fund, Inc.; Strong Government Securities Fund, Inc.; Strong Heritage Reserve Series, Inc.; Strong High-Yield Municipal Bond Fund, Inc.; Strong Income Funds, Inc.; Strong Institutional Funds, Inc.; Strong International Equity Funds, Inc.; Strong International Income Funds, Inc.; Strong Money Market Fund, Inc.; Strong Municipal Bond Fund, Inc.; Strong Municipal Funds, Inc.; Strong Opportunity Fund, Inc.; Strong Opportunity Fund II, Inc.; Strong Schafer Funds, Inc.; Strong Schafer Value Fund, Inc.; Strong Short-Term Bond Fund, Inc.; Strong Short-Term Global Bond Fund, Inc.; Strong Short-Term Municipal Bond Fund, Inc.; Strong Total Return Fund, Inc.; and Strong Variable Insurance Funds, Inc.

     (b)          GROWTH, GROWTH 20, SMALL CAP, SMALL CAP VALUE, AND MID CAP
FUNDS

          The information contained under "About the Funds - Management" in the Prospectus and under "Directors and Officers," "Investment Advisor," and "Distributor" in the Statement of Additional Information is hereby incorporated by reference pursuant to Rule 411 under the Securities Act of 1933.

          VALUE FUND

     The information contained under "About the Fund - Management" in the Prospectus and under "Directors and Officers," "Investment Advisor," "Subadvisor," and "Distributor" in the Statement of Additional Information is hereby incorporated by reference pursuant to Rule 411 under the Securities Act of 1933.

          INDEX 500 FUND

          The information contained under "About the Fund - Management" in the Prospectus and under "Directors and Officers" and "Investment Advisor" in the Statement of Additional Information is hereby incorporated by reference pursuant to Rule 411 under the Securities Act of 1933.

          DOW 30 VALUE FUND

          The information contained under "About the Fund - Management" in the Prospectus and under "Directors and Officers of the Fund" and "Investment Advisor, Subadvisor, and Distributor" in the Statement of Additional Information is hereby incorporated by reference pursuant to Rule 411 under the Securities Act of 1933.

          STRATEGIC GROWTH FUND

          The information contained under "About the Fund - Management" in the Prospectus and under "Directors and Officers," "Investment Advisor," and "Distributor" in the Statement of Additional Information is hereby incorporated by reference pursuant to Rule 411 under the Securities Act of 1933.

     (c)  Inapplicable

Item 30.  LOCATION OF ACCOUNTS AND RECORDS

     All accounts, books, or other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the physical possession of Registrant's Vice President, Thomas P. Lemke, at Registrant's corporate offices, 100 Heritage Reserve, Menomonee Falls, Wisconsin 53051.

Item 31.  MANAGEMENT SERVICES

     All management-related service contracts entered into by Registrant are discussed in Parts A and B of this Registration Statement.

Item 32.  UNDERTAKINGS

The Registrant undertakes to furnish to each person to whom a prospectus is delivered, upon request and without charge, a copy of Strong Index 500 Fund's latest annual report to shareholders.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 21 to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 21 to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the Village of Menomonee Falls, and State of Wisconsin on the 25th day of June, 1998.

     STRONG EQUITY FUNDS, INC.
     (Registrant)


     By:  /S/ THOMAS P. LEMKE
          Thomas P. Lemke, Vice President

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date indicated.

            NAME                              TITLE                       DATE
----------------------------  ------------------------------------  ----------------


                              Vice President (Principal Executive
/s/ Thomas P. Lemke           Officer)                                June 25, 1998
----------------------------
Thomas P. Lemke


/s/ Richard S. Strong         Chairman of the Board and a Director    June 25, 1998
----------------------------
Richard S. Strong


                              Treasurer (Principal Financial and
/s/ John A. Flanagan          Accounting Officer)                     June 25, 1998
----------------------------
John A. Flanagan


                              Director                                June 25, 1998
----------------------------
Marvin E. Nevins*


                              Director                                June 25, 1998
----------------------------
Willie D. Davis*


                              Director                                June 25, 1998
----------------------------
William F. Vogt*


                              Director                                June 25, 1998
----------------------------
Stanley Kritzik*

* John S. Weitzer signs this document pursuant to powers of attorney filed with Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A.


          By:  /S/ JOHN S. WEITZER
          John S. Weitzer

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 21 to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 21 to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Little Rock, and State of Arkansas on the 25th day of June, 1998.

     MASTER INVESTMENT PORTFOLIO -
     S&P 500 INDEX MASTER PORTFOLIO

     By:  /S/ RICHARD H. BLANK, JR.
          Richard H. Blank, Jr.
          Secretary and Treasurer
          (Principal Financial Officer)

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date indicated.

              NAME                                 TITLE                          DATE
-------------------------------  ----------------------------------------  ------------------


                               Chairman, President (Principal Executive
                                 Officer) and Trustee                         June 25, 1998
-------------------------------
R. Greg Feltus*

                                 Secretary and Treasurer (Principal
/s/ Richard H. Blank, Jr.        Financial Officer)                           June 25, 1998
-------------------------------
Richard H. Blank, Jr.

                                 Trustee                                      June 25, 1998
-------------------------------
Jack S. Euphrat*

                                 Trustee                                      June 25, 1998
-------------------------------
Thomas S. Goho*

                                 Trustee                                      June 25, 1998
-------------------------------
Zoe Ann Hines*

                                 Trustee                                      June 25, 1998
-------------------------------
W. Rodney Hughes*

                                 Trustee                                      June 25, 1998
-------------------------------
Robert M Joses*

                                 Trustee                                      June 25, 1998
-------------------------------
J. Tucker Morse*

* Richard H. Blank, Jr. signs this document pursuant to powers of attorney filed with Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A.

          By:  /S/ RICHARD H. BLANK, JR.
          Richard H. Blank, Jr.
          Secretary and Treasurer
          (Principal Financial Officer)

                                 EXHIBIT INDEX

                                                             EDGAR
EXHIBIT NO.                   EXHIBIT                     EXHIBIT NO.

(11)         Consent of Independent Accountants        EX-99.B11

(16)         Computation of Performance Figures        EX-99.B16

(17)         Financial Data Schedule                   EX-27.1 Index 500

(20)         Letter of Representation                  EX-99.B20